UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-23959
Capital Group Completion Fund Series
(Exact name of registrant as specified in charter)

6455 Irvine Center Drive
Irvine, California 92618
(Address of principal executive offices)

Becky L. Park
6455 Irvine Center Drive
Irvine, California 92618
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
December 31
Date of reporting period:
December 31, 2025
ITEM 1 - Reports to Stockholders

ANNUAL SHAREHOLDER REPORT
Capital Group Core Bond Completion Fund
Class M
| CBCFX
for the year ended December 31, 2025
This annual shareholder report contains important information about Capital Group Core Bond Completion Fund (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/CGCBCF-M
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a
hypothetical
$10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 0 *	0.00% †
*
Amount less than $1.
†
Amount
less
than 0.01%.
Management's discussion of fund performance
The fund’s Class M shares gained 7.61% for the year ended December 31, 2025. That result compares with a 7.30% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/CGCBCF-M
.
What factors influenced results
During the fund's fiscal year, the U.S. bond market posted strong returns. Corporate bond yields declined during the period but remained near 15-year highs. The U.S. Federal Reserve cut its policy rate three times in response to labor market weakness and economic uncertainty, pushing short-term yields lower. Meanwhile, long-term yields remained elevated and the yield curve steepened.
In accordance with its investment objective, the fund's managers sought to provide as high a level of current income as is consistent with preservation of capital. To that end, a plurality of the fund's assets is invested in high-quality corporate bonds, with additional holdings in mortgage-backed and asset-backed securities. The fund also has small positions in both U.S. Treasuries and high-yield (rated below BBB) securities.
As an investor in the Capital Group Core Bond SMA, you are also a shareholder in this fund; the SMA invests part of its assets in this fund as a foundation for further investment in pursuit of the SMA's objectives. As this fund is only a part of your SMA investment and serves to complement the individual bond holdings for this strategy, it is an incomplete representation of the total portfolio. Accordingly, we encourage you to consider the SMA's profile and results as a whole.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total
returns
	1 year	Since inception 1
Capital Group Core Bond Completion Fund — Class M 2	7.61%	3.74%
Bloomberg U.S. Aggregate Index 3	7.30%	2.71%
1
Class M shares were first offered September 13, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 30
Total number of portfolio holdings	362
Total advisory fees paid (in millions)	None
Portfolio turnover rate including mortgage dollar roll transactions	453%
Portfolio turnover rate excluding mortgage dollar roll transactions	53%
Portfolio holdings by asset type
 (percent of net assets)
Bonds, notes & other debt instruments:
Corporate bonds and notes	57.44%
Mortgage-backed obligations	21.75%
Asset-backed obligations	16.00%
U.S. Treasury bonds & notes	5.15%
Bonds & notes of governments & government agencies outside the U.S.	3.61%
Municipals	0.52%
TBA sale commitments:
Mortgage-backed obligations	(8.91) %
Short term securities & other assets less liabilities*	4.44%
Total	100.00%
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/CGCBCF-M
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFMXARX-150-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Capital Group Core Plus Completion Fund
Class M
| CPCPX
for the period ended December 31, 2025
This annual shareholder report contains important information about Capital Group Core Plus Completion Fund (the "fund") for the period from October 29, 2025, commencement of operations, to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/CPLUCF-M
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the period?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 0 1,2	0.00% 3,4
1
Amount less than $1.
2
Based on
operations
for the period from October 29, 2025 to December 31, 2025. Expenses for the full year would be higher.
3
Annualized.
4
Less than 0.01%.
Management's discussion of fund performance
The fund’s Class M shares gained 0.52% for the period from October 29, 2025 to December 31, 2025. That result compares with a 0.24% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/CPLUCF-M
.
What factors influenced results
During the fund’s fiscal year, the U.S. bond market posted strong returns. Corporate bond yields declined during the period but remained near 15-year highs. The U.S. Federal Reserve cut its policy rate three times in response to labor market weakness and economic uncertainty, pushing short-term yields lower. Meanwhile, long-term yields remained elevated and the yield curve steepened.
Consistent with its investment objective, the fund’s managers sought to provide current income and seek maximum total return as is consistent with preservation of capital. To that end, a plurality of the fund’s assets is invested in high-quality corporate bonds and securitized credit. The fund also has meaningful, but smaller, positions in U.S. Treasuries, high-yield (rated below BBB) securities and emerging markets debt.
As an investor in the Capital Group Core Plus SMA, you are also a shareholder in this fund; the SMA invests part of its assets in this fund as a foundation for further investment in pursuit of the SMA’s objectives. As this fund is only a part of your SMA investment and serves to complement the individual bond holdings for this strategy, it is an incomplete representation of the total portfolio. Accordingly, we encourage you to consider the SMA’s results as a whole.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
Since inception 1
Capital Group Core Plus Completion Fund — Class M 2	0.52%
Bloomberg U.S. Aggregate Index 3	0.24%
1
Class M shares were first offered on October 29, 2025.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged
, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 35
Total number of portfolio holdings	275
Total advisory fees paid (in millions)	None
Portfolio turnover rate including mortgage dollar roll transactions	122%
Portfolio turnover rate excluding mortgage dollar roll transactions	61%
Portfolio holdings by asset type
 (percent of net assets)
Bonds, notes & other debt instruments:
Corporate bonds and notes	46.05%
Mortgage-backed obligations	25.40%
U.S. Treasury bonds & notes	16.83%
Asset-backed obligations	13.59%
Bonds & notes of governments & government agencies outside the U.S.	5.19%
Loans	1.13%
Common stocks	0.13%
Convertible bonds & notes	0.09%
TBA sale commitments:
Mortgage-backed obligations	(10.92) %
Short term securities & other assets less liabilities*	2.51%
Total	100.00%
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/CPLUCF-M
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFMXARX-151-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Capital Group Municipal Income Completion Fund
Class M
| MICOX
for the period ended December 31, 2025
This annual shareholder report contains important information about Capital Group Municipal Income Completion Fund (the "fund") for the period from November 3, 2025, commencement of operations, to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/CGMICF-M
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the period?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 0 1,2	0.00% 3,4
1
Amount less than $1.
2
Based on operations for the period from November 3, 2025 to December 31, 2025. Expenses for
the
full year would be higher.
3
Annualized.
4
Less

than

0.01%.
Management's discussion of fund performance
The fund’s Class M shares gained 0.63% for the period from November 3, 2025 to December 31, 2025. That result compares with a 0.31% gain for the Bloomberg Municipal Bond Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/CGMICF-M
.
What factors influenced results
During the fund’s fiscal year, U.S. municipal bonds posted strong returns. The U.S. Federal Reserve cut rates three times in response to growing labor market weakness. Long-term municipal yields initially rose to a multi-year high before gradually declining to a 14-month low, amid heightened market volatility and strong investor demand. This dynamic led to a steepening of the municipal yield curve, with 30-year AAA yields outpacing 5-year yields.
Consistent with its investment objective, the fund’s managers sought to provide a high level of current income exempt from regular federal income tax, consistent with the preservation of capital. To that end, the fund balances investment-grade securities and higher yielding, lower rated securities to offer investors opportunities for risk management and to pursue income exempt from regular federal income tax.
As an investor in the Capital Group Municipal Income SMA, you are also a shareholder in this fund; the SMA invests part of its assets in this fund as a foundation for further investment in pursuit of the SMA’s objectives. As this fund is only a part of your SMA investment and attempts to complement individual bond holdings for this strategy, it is an incomplete representation of the total portfolio. Accordingly, we encourage you to consider the SMA results as a whole.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
Since inception 1
Capital Group Municipal Income Completion Fund — Class M 2	0.63%
Bloomberg Municipal Bond Index 3	0.31%
1
Class M shares were first offered on November 3, 2025.
2
Investment results assume all distributions are reinvested and reflect applicable
fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 30
Total number of portfolio holdings	64
Total advisory fees paid (in millions)	None
Portfolio turnover rate	28%
Portfolio quality summary
*
(percent of net assets)
*
Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated“ category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/CGMICF-M
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFMXARX-152-0226 © 2026 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

The Registrant has adopted a Code of Ethics, as of the end of the period covered by this report, applicable to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge at https://www.capitalgroup.com/individual/pdf/shareholder/cg_code_of_ethics.pdf.

ITEM 3 - Audit Committee Financial Expert

The Registrant's board has determined that Leslie Stone Heisz, a member of the Registrant's audit committee, is an "audit committee financial expert" and "independent," as such terms are defined in this Item. This designation will not increase the designee's duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant's financial statements and condition.

ITEM 4 - Principal Accountant Fees and Services

Registrant1	(a) Audit Fees	(b) Audit-Related Fees	(c) Tax Fees	(d) All Other Fees
December 31, 2025	136,000	None	None	None
December 31, 2024	None	None	None	None
Adviser and Affiliates2
December 31, 2025	Not Applicable	None	None	None
December 31, 2024	Not Applicable	44,000	None	None
Registrant, Adviser and Affiliates3	(g) Aggregate
non-audit fees
December 31, 2025	None
December 31, 2024	44,000

1The audit fees represents fees billed for professional services rendered for the audit and review of the Registrant's annual financial statements. The audit-related fees represents fees billed for assurance and related services that are reasonably related to the performance of the audit or review of the Registrant's financial statements, but not reported under "audit fees". The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns. The other fees represents fees, if any, billed for other products and services rendered by the principal accountant to the Registrant other than those reported under the "audit fees", "audit-related fees", and "tax fees".

2This includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below. The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 18 issued by the American Institute of Certified Public Accountants. The tax fees consist of consulting services relating to the Registrant’s investments. The other fees consist of subscription services related to an accounting research tool.

3Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

(e1)(e2)(h) All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre- approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

(f)Not applicable.

(i)Not applicable.

(j)Not applicable.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The schedule of investments is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

Capital Group Completion Fund Series
Financial Statements and Other Information N-CSR Items 7-11
for the year ended December 31, 2025
Lit. No. MFGEFP4-199-0226 © 2026 Capital Group. All rights reserved.

Capital Group Core Bond Completion Fund
Investment portfolio December 31, 2025

Bonds, notes & other debt instruments 104.47%	Principal amount (000)	Value (000)
Corporate bonds and notes 57.44%
Financials 21.93%
AIB Group PLC 6.608% 9/13/2029 (USD-SOFR + 2.33% on 9/13/2028) (a)(b)	USD200	$213
American Express Co. 5.284% 7/26/2035 (USD-SOFR + 1.42% on 7/26/2034) (b)	100	103
Aon North America, Inc. 5.15% 3/1/2029	155	160
Bank of America Corp. 5.819% 9/15/2029 (USD-SOFR + 1.57% on 9/15/2028) (b)	42	44
Bank of America Corp. 3.974% 2/7/2030 (3-month USD CME Term SOFR + 1.472% on 2/7/2029) (b)	471	469
Block, Inc. 5.625% 8/15/2030 (a)	20	20
BPCE SA 5.716% 1/18/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.959% on 1/18/2029) (a)(b)	250	259
CaixaBank SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029) (a)(b)	200	208
Chubb INA Holdings, LLC 5.00% 3/15/2034	59	60
Citigroup, Inc. 5.333% 3/27/2036 (USD-SOFR + 1.465% on 3/27/2035) (b)	190	195
Deutsche Bank AG 4.999% 9/11/2030 (USD-SOFR + 1.70% on 9/11/2029) (b)	493	501
Fifth Third Bancorp 4.895% 9/6/2030 (USD-SOFR + 1.486% on 9/6/2029) (b)	171	174
Goldman Sachs Group, Inc. 4.937% 4/23/2028 (USD-SOFR + 1.319% on 4/23/2027) (b)	30	30
Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029) (b)	494	516
Goldman Sachs Group, Inc. 4.369% 10/21/2031 (USD-SOFR + 1.06% on 10/21/2030) (b)	45	45
HSBC Holdings PLC 2.206% 8/17/2029 (USD-SOFR + 1.285% on 8/17/2028) (b)	237	226
Intesa Sanpaolo SpA 5.71% 1/15/2026 (a)	312	312
JPMorgan Chase & Co. 4.995% 7/22/2030 (USD-SOFR + 1.125% on 7/22/2029) (b)	441	453
JPMorgan Chase & Co. 4.255% 10/22/2031 (USD-SOFR + 0.93% on 10/22/2030) (b)	8	8
JPMorgan Chase & Co. 5.572% 4/22/2036 (USD-SOFR + 1.68% on 4/22/2035) (b)	89	93
Marsh & McLennan Cos., Inc. 5.00% 3/15/2035	80	81
Morgan Stanley 4.994% 4/12/2029 (USD-SOFR + 1.38% on 4/12/2028) (b)	2	2
Morgan Stanley 4.654% 10/18/2030 (USD-SOFR + 1.10% on 10/18/2029) (b)	575	582
Morgan Stanley 5.192% 4/17/2031 (USD-SOFR + 1.51% on 4/17/2030) (b)	13	13
Morgan Stanley 4.892% 10/22/2036 (USD-SOFR + 1.314% on 10/22/2035) (b)	31	31
Navient Corp. 5.625% 8/1/2033	50	46
OneMain Finance Corp. 6.625% 5/15/2029	110	114
PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028) (b)	171	177
Truist Financial Corp. 5.153% 8/5/2032 (USD-SOFR + 1.571% on 8/5/2031) (b)	101	104
U.S. Bancorp 5.384% 1/23/2030 (USD-SOFR + 1.56% on 1/23/2029) (b)	206	213
UBS Group AG 5.617% 9/13/2030 (1-year USD-ICE SOFR Swap + 1.34% on 9/13/2029) (a)(b)	512	535
Wells Fargo & Co. 5.574% 7/25/2029 (USD-SOFR + 1.74% on 7/25/2028) (b)	540	560
Wells Fargo & Co. 5.15% 4/23/2031 (USD-SOFR + 1.50% on 4/23/2030) (b)	42	43
		6,590

Consumer discretionary 7.12%
Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029 (a)	200	208
Amazon.com, Inc. 4.65% 11/20/2035	22	22
Amazon.com, Inc. 5.45% 11/20/2055	60	59
Amazon.com, Inc. 5.55% 11/20/2065	25	24
Carnival Corp. 5.125% 5/1/2029 (a)	22	22
Carnival Corp. 5.75% 8/1/2032 (a)	25	26
Carnival Corp. 6.125% 2/15/2033 (a)	5	5
Ford Motor Credit Co., LLC 6.798% 11/7/2028	678	711
Ford Motor Credit Co., LLC 4.00% 11/13/2030	310	293
Ford Motor Credit Co., LLC 6.054% 11/5/2031	200	205
General Motors Financial Co., Inc. 5.90% 1/7/2035	83	87
Home Depot, Inc. 4.95% 6/25/2034	114	117
Hyundai Capital America 4.30% 9/24/2027 (a)	282	283
Marriott International, Inc. 5.35% 3/15/2035	36	37
Royal Caribbean Cruises, Ltd. 5.375% 1/15/2036	42	42
		2,141

Health care 6.39%
AbbVie, Inc. 5.40% 3/15/2054	192	187
Amgen, Inc. 5.65% 3/2/2053	134	131
Baxter International, Inc. 4.90% 12/15/2030	75	76
Baxter International, Inc. 2.539% 2/1/2032	42	36
Baxter International, Inc. 5.65% 12/15/2035	19	19

1	Capital Group Completion Fund Series

Capital Group Core Bond Completion Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Health care (continued)
Bristol-Myers Squibb Co. 5.55% 2/22/2054	USD208	$204
Centene Corp. 4.625% 12/15/2029	377	366
CVS Health Corp. 5.70% 6/1/2034	179	188
Eli Lilly and Co. 5.10% 2/12/2035	31	32
Gilead Sciences, Inc. 5.55% 10/15/2053	66	66
HCA, Inc. 3.625% 3/15/2032	58	55
Medline Borrower, LP 3.875% 4/1/2029 (a)	90	88
Pfizer, Inc. 5.60% 11/15/2055	90	89
Teva Pharmaceutical Finance Co., LLC 6.15% 2/1/2036	230	242
UnitedHealth Group, Inc. 5.625% 7/15/2054	137	134
Viatris, Inc. 4.00% 6/22/2050	10	7
		1,920

Utilities 5.15%
FirstEnergy Corp. 2.65% 3/1/2030	100	93
Florida Power & Light Co. 5.70% 3/15/2055	30	30
Georgia Power Co. 5.25% 3/15/2034	119	123
Pacific Gas and Electric Co. 2.50% 2/1/2031	934	842
PacifiCorp 5.50% 5/15/2054	78	70
Public Service Electric and Gas Co. 5.50% 3/1/2055	9	9
Southern California Edison Co. 5.20% 6/1/2034	326	328
Southern California Edison Co. 5.45% 3/1/2035	50	51
		1,546

Communication services 3.79%
Alphabet, Inc. 4.70% 11/15/2035	15	15
Alphabet, Inc. 5.45% 11/15/2055	30	29
Alphabet, Inc. 5.70% 11/15/2075	35	34
AT&T, Inc. 5.40% 2/15/2034	56	58
AT&T, Inc. 4.50% 5/15/2035	22	21
CCO Holdings, LLC 5.125% 5/1/2027 (a)	25	25
CCO Holdings, LLC 4.75% 3/1/2030 (a)	75	72
Charter Communications Operating, LLC 4.40% 4/1/2033	94	89
Charter Communications Operating, LLC 5.85% 12/1/2035	9	9
Charter Communications Operating, LLC 6.70% 12/1/2055	66	63
Comcast Corp. 5.65% 6/1/2054	78	73
Meta Platforms, Inc. 4.60% 11/15/2032	68	69
Meta Platforms, Inc. 4.875% 11/15/2035	74	74
Meta Platforms, Inc. 5.50% 11/15/2045	16	16
Meta Platforms, Inc. 5.625% 11/15/2055	35	34
Meta Platforms, Inc. 5.75% 11/15/2065	17	16
Sirius XM Radio, LLC 3.875% 9/1/2031 (a)	75	69
T-Mobile USA, Inc. 5.15% 4/15/2034	67	68
Verizon Communications, Inc. 2.355% 3/15/2032	10	9
Verizon Communications, Inc. 4.75% 1/15/2033	38	38
Verizon Communications, Inc. 4.78% 2/15/2035	61	60
Verizon Communications, Inc. 5.00% 1/15/2036	47	47
WarnerMedia Holdings, Inc. 4.279% 3/15/2032	120	105
WarnerMedia Holdings, Inc. 5.05% 3/15/2042	62	44
WarnerMedia Holdings, Inc. 5.141% 3/15/2052	5	3
		1,140

Information technology 2.89%
Broadcom, Inc. 5.05% 7/12/2029	256	264
Broadcom, Inc. 4.80% 10/15/2034	6	6
Cisco Systems, Inc. 5.05% 2/26/2034	139	143
Cisco Systems, Inc. 5.10% 2/24/2035	14	14
Fair Isaac Corp. 6.00% 5/15/2033 (a)	25	26

Capital Group Completion Fund Series	2

Capital Group Core Bond Completion Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Information technology (continued)
Intel Corp. 3.05% 8/12/2051	USD5	$3
Intel Corp. 5.60% 2/21/2054	33	31
Oracle Corp. 4.45% 9/26/2030	15	15
Oracle Corp. 4.80% 9/26/2032	30	29
Oracle Corp. 5.50% 8/3/2035	14	14
Oracle Corp. 5.20% 9/26/2035	40	38
Oracle Corp. 5.875% 9/26/2045	25	23
Oracle Corp. 6.00% 8/3/2055	30	26
Oracle Corp. 5.95% 9/26/2055	50	44
Oracle Corp. 6.10% 9/26/2065	15	13
Roper Technologies, Inc. 5.10% 9/15/2035	13	13
Synopsys, Inc. 5.15% 4/1/2035	120	122
Synopsys, Inc. 5.70% 4/1/2055	45	45
		869

Industrials 2.88%
Boeing Co. (The) 6.298% 5/1/2029	345	366
CSX Corp. 4.90% 3/15/2055	58	52
Icahn Enterprises, LP 5.25% 5/15/2027	200	197
Norfolk Southern Corp. 5.35% 8/1/2054	30	29
RTX Corp. 5.75% 1/15/2029	160	168
Union Pacific Corp. 4.95% 5/15/2053	58	53
		865

Real estate 2.08%
Boston Properties, LP 3.25% 1/30/2031	398	374
Howard Hughes Corp. (The) 4.375% 2/1/2031 (a)	120	114
Ladder Capital Finance Holdings LLLP 7.00% 7/15/2031 (a)	35	37
Piedmont Operating Partnership, LP 5.625% 1/15/2033	18	18
Prologis, LP 5.125% 1/15/2034	80	82
		625

Consumer staples 2.03%
BAT Capital Corp. 6.421% 8/2/2033	166	183
Constellation Brands, Inc. 4.90% 5/1/2033	53	53
Coty, Inc. 5.60% 1/15/2031 (a)	15	15
Mars, Inc. 4.80% 3/1/2030 (a)	17	18
Mars, Inc. 5.20% 3/1/2035 (a)	19	20
Mars, Inc. 5.70% 5/1/2055 (a)	13	13
Philip Morris International, Inc. 5.25% 9/7/2028	242	250
Philip Morris International, Inc. 4.625% 10/29/2035	60	59
		611

Energy 1.88%
APA Corp. 4.25% 1/15/2030	113	111
Devon Energy Corp. 5.75% 9/15/2054	32	30
Ecopetrol SA 8.875% 1/13/2033	95	102
Enterprise Products Operating, LLC 4.60% 1/15/2031	27	27
EOG Resources, Inc. 5.95% 7/15/2055	30	31
Exxon Mobil Corp. 3.452% 4/15/2051	30	22
Hess Midstream Operations, LP 5.875% 3/1/2028 (a)	5	5
Occidental Petroleum Corp. 6.625% 9/1/2030	30	32
Occidental Petroleum Corp. 5.55% 10/1/2034	27	28
Sunoco, LP 4.50% 5/15/2029	90	88

3	Capital Group Completion Fund Series

Capital Group Core Bond Completion Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Energy (continued)
TotalEnergies Capital SA 5.488% 4/5/2054	USD49	$47
TotalEnergies Capital SA 5.275% 9/10/2054	30	28
Venture Global Plaquemines LNG, LLC 6.50% 6/15/2034 (a)	15	15
		566

Materials 1.30%
BHP Billiton Finance (USA), Ltd. 5.75% 9/5/2055	20	20
Celanese US Holdings, LLC 6.665% 7/15/2027	13	13
Celanese US Holdings, LLC 6.85% 11/15/2028	10	10
Celanese US Holdings, LLC 6.83% 7/15/2029	60	63
Celanese US Holdings, LLC 7.05% 11/15/2030	10	11
Cleveland-Cliffs, Inc. 7.50% 9/15/2031 (a)	50	53
Consolidated Energy Finance SA 5.625% 10/15/2028 (a)	150	98
Dow Chemical Co. (The) 5.65% 3/15/2036	60	60
Dow Chemical Co. (The) 5.60% 2/15/2054	29	25
LYB International Finance III, LLC 5.125% 1/15/2031	3	3
LYB International Finance III, LLC 5.50% 3/1/2034	4	4
LYB International Finance III, LLC 5.875% 1/15/2036	31	31
		391
Total corporate bonds and notes		17,264
Mortgage-backed obligations 21.75%
Federal agency mortgage-backed obligations 8.90%
Government National Mortgage Assn. 3.50% 1/1/2056 (c)(d)	220	200
Government National Mortgage Assn. 4.00% 1/1/2056 (c)(d)	245	232
Government National Mortgage Assn. 4.50% 1/1/2056 (c)(d)	500	487
Uniform Mortgage-Backed Security 2.00% 1/1/2056 (c)(d)	631	510
Uniform Mortgage-Backed Security 5.50% 1/1/2056 (c)(d)	115	117
Uniform Mortgage-Backed Security 6.00% 1/1/2056 (c)(d)	716	735
Uniform Mortgage-Backed Security 7.00% 1/1/2056 (c)(d)	374	394
		2,675

Commercial mortgage-backed securities 6.73%
Bank Commercial Mortgage Trust, Series 2024-5YR11, Class AS, 6.139% 11/15/2057 (c)	203	212
Barclays Commercial Mortgage Securities, LLC, Series 23-5C23, Class AS, 7.455% 12/15/2056 (c)(e)	300	321
BMO Mortgage Trust, Series 2023-5C1, Class AS, 7.117% 8/15/2056 (c)(e)	300	317
BMO Mortgage Trust, Series 2024-5C8, Class AS, 5.94% 12/15/2057 (c)(e)	100	104
BX Trust, Series 2025-BIO3, Class A, 6.138% 2/10/2042 (a)(c)	100	103
BX Trust, Series 2025-VOLT, Class A, (1-month USD CME Term SOFR + 1.70%) 5.70% 12/15/2044 (a)(c)(e)	149	149
Hawaii Hotel Trust, Series 2025-MAUI, Class A, (1-month USD CME Term SOFR + 1.393%) 5.143% 3/15/2042 (a)(c)(e)	100	100
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.462% 2/5/2045 (a)(c)(e)	100	104
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.467% 1/13/2040 (a)(c)(e)	138	143
KSL Commercial Mortgage Trust, Series 2024-HT2, Class A, (1-month USD CME Term SOFR + 1.542%) 5.293% 12/15/2039 (a)(c)(e)	97	97
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, (1-month USD CME Term SOFR + 1.443%) 5.193% 2/15/2042 (a)(c)(e)	306	304
Wells Fargo Commercial Mortgage Trust, Series 2024-5C2, Class A3, 5.92% 11/15/2057 (c)(e)	65	69
		2,023

Collateralized mortgage-backed obligations (privately originated) 6.12%
Cascade Funding Mortgage Trust, Series 2024-NR1, Class A1, 6.405% 11/25/2029 (9.405% on 11/25/2027) (a)(b)(c)	134	134
Cascade Funding Mortgage Trust, Series 2024-RM5, Class A, 4.00% 10/25/2054 (a)(c)(e)	92	90
Connecticut Avenue Securities Trust, Series 2024-R06, Class 1M1, (30-day Average USD-SOFR + 1.05%) 4.924% 9/25/2044 (a)(c)(e)	3	3

Capital Group Completion Fund Series	4

Capital Group Core Bond Completion Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Connecticut Avenue Securities Trust, Series 2024-R06, Class 1M2, (30-day Average USD-SOFR + 1.60%) 5.474% 9/25/2044 (a)(c)(e)	USD25	$25
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1A1, (30-day Average USD-SOFR + 1.00%) 4.874% 2/25/2045 (a)(c)(e)	18	18
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1M1, (30-day Average USD-SOFR + 1.15%) 5.024% 2/25/2045 (a)(c)(e)	32	32
Credit Suisse Mortgage Trust, Series 2017-RPL3, Class A1, 2.00% 1/25/2060 (a)(c)(e)	304	272
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1B, (30-day Average USD-SOFR + 2.90%) 6.774% 4/25/2042 (a)(c)(e)	50	51
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA4, Class M1B, (30-day Average USD-SOFR + 3.35%) 7.224% 5/25/2042 (a)(c)(e)	330	341
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA3, Class M1, (30-day Average USD-SOFR + 1.00%) 4.874% 10/25/2044 (a)(c)(e)	2	2
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA3, Class M2, (30-day Average USD-SOFR + 1.45%) 5.324% 10/25/2044 (a)(c)(e)	21	21
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA1, Class A1, (30-day Average USD-SOFR + 0.95%) 4.824% 1/25/2045 (a)(c)(e)	18	18
JP Morgan Mortgage Trust, Series 2024-INV1, Class A2, 6.00% 4/25/2055 (a)(c)(e)	39	40
MFRA Trust, Series 2024-NQM3, Class A1, 5.722% 12/25/2069 (6.722% on 12/1/2028) (a)(b)(c)	79	80
Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 1/25/2064 (6.988% on 3/1/2028) (a)(b)(c)	252	255
Onslow Bay Financial, LLC, Series 2025-NQM3, Class A1, 5.648% 12/1/2064 (6.648% on 2/1/2029) (a)(b)(c)	97	98
Starwood Mortgage Residential Trust, Series 2025-SFR5, Class A, (1-month USD CME Term SOFR + 1.45%) 5.201% 2/17/2042 (a)(c)(e)	100	100
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 3/25/2058 (a)(c)(e)	63	63
Verus Securitization Trust, Series 2024-8, Class A1, 5.364% 10/25/2069 (a)(c)(e)	112	113
Verus Securitization Trust, Series 2024-9, Class A1, 5.438% 11/25/2069 (a)(c)(e)	84	84
		1,840
Total mortgage-backed obligations		6,538
Asset-backed obligations 16.00%
Other asset-backed securities 9.19%
ACHD Trust, Series 2025-DS1, Class A, 5.978% 1/9/2034 (a)(c)	100	100
Blue Owl Asset Leasing Trust, Series 2024-1A, Class A2, 5.05% 3/15/2029 (a)(c)	43	43
Castlelake Aircraft Securitization Trust, Series 2025-1A, Class A, 5.783% 2/15/2050 (a)(c)	93	95
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061 (a)(c)	466	379
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 10/18/2045 (a)(c)	252	239
EquipmentShare, Series 2024-2M, Class B, 6.43% 12/20/2032 (a)(c)	82	82
Horizon Aircraft Finance, Series 2024-1, Class A, 5.375% 9/15/2049 (a)(c)	234	237
MMP Capital, Series 2025-A, Class B, 5.72% 12/15/2031 (a)(c)	100	102
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class B1, 2.41% 10/20/2061 (a)(c)	100	63
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class A, 4.98% 10/17/2031 (a)(c)	100	101
PEAC Solutions Receivables, LLC, Series 2024-2A, Class A2, 4.74% 4/20/2027 (a)(c)	20	20
PEAC Solutions Receivables, LLC, Series 2025-1A, Class A2, 4.94% 10/20/2028 (a)(c)	47	47
PFS Financing Corp., Series 2024-A, Class A, (30-day Average USD-SOFR + 0.85%) 4.60% 1/15/2028 (a)(c)(e)	500	500
PFS Financing Corp., Series 2024-A, Class B, (30-day Average USD-SOFR + 1.30%) 5.05% 1/15/2028 (a)(c)(e)	150	150
SCF Equipment Trust, LLC, Series 2025-1A, Class A3, 5.11% 11/21/2033 (a)(c)	126	129
Textainer Marine Containers, Ltd., Series 2020-1A, Class A, 2.73% 8/21/2045 (a)(c)	85	83
Textainer Marine Containers, Ltd., Series 2021-1, Class A, 1.68% 2/20/2046 (a)(c)	245	231
U.S. Bank National Association, Series 2025-SUP1, Class B, 5.582% 2/25/2032 (a)(c)	161	162
		2,763

Auto loan 3.91%
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-3A, Class A, 5.44% 2/22/2028 (a)(c)	365	370
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-4A, Class B, 6.32% 6/20/2029 (a)(c)	100	104
Chesapeake Funding II, LLC, Series 2024-1, Class A1, 5.52% 5/15/2036 (a)(c)	128	130
Drive Auto Receivables Trust, Series 2024-2, Class A2, 4.94% 12/15/2027 (c)	3	3
Drive Auto Receivables Trust, Series 2024-2, Class A3, 4.50% 9/15/2028 (c)	53	53
Enterprise Fleet Financing, LLC, Series 2024-4, Class A2, 4.69% 7/20/2027 (a)(c)	178	178
GLS Auto Select Receivables Trust, Series 2024-4A, Class A2, 4.43% 12/17/2029 (a)(c)	31	31

5	Capital Group Completion Fund Series

Capital Group Core Bond Completion Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Auto loan (continued)
Securitized Term Auto Receivables Trust, Series 2025-A, Class B, 5.038% 7/25/2031 (a)(c)	USD11	$11
Securitized Term Auto Receivables Trust, Series 2025-B, Class B, 4.925% 12/29/2032 (a)(c)	12	12
Securitized Term Auto Receivables Trust, Series 2025-B, Class C, 5.121% 12/29/2032 (a)(c)	7	7
Securitized Term Auto Receivables Trust, Series 2025-B, Class D, 5.463% 12/29/2032 (a)(c)	6	6
Wheels Fleet Lease Funding, LLC, Series 2024-2A, Class A1, 4.87% 6/21/2039 (a)(c)	170	172
Wheels Fleet Lease Funding, LLC, Series 2024-3A, Class A1, 4.80% 9/19/2039 (a)(c)	97	98
		1,175

Credit card 1.70%
Avant Credit Card Master Trust, Series 2024-2A, Class A, 5.38% 5/15/2029 (a)(c)	150	150
Imprint Payments Credit Card Master Trust, Series 2025-A, Class A, 4.84% 9/15/2029 (a)(c)	100	100
Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.20% 8/15/2029 (a)(c)	160	161
Mission Lane Credit Card Master Trust, Series 2025-B, Class A, 5.06% 9/15/2031 (a)(c)	100	101
		512

Collateralized loan obligations 0.66%
Marble Point CLO, Ltd., Series 2019-1A, Class A1R2, (3-month USD CME Term SOFR + 1.04%) 4.90% 7/23/2032 (a)(c)(e)	197	197

Student loan 0.54%
SMB Private Education Loan Trust, Series 2021-A, Class A2B, 1.59% 1/15/2053 (a)(c)	176	163
Total asset-backed obligations		4,810
U.S. Treasury bonds & notes 5.15%
U.S. Treasury 3.40%
U.S. Treasury 3.375% 11/30/2027	— (f)	— (f)
U.S. Treasury 3.375% 12/31/2027	239	239
U.S. Treasury 3.50% 12/15/2028 (g)	241	240
U.S. Treasury 3.625% 12/31/2030	544	541
		1,020

U.S. Treasury inflation-protected securities 1.75%
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2026 (h)	83	83
U.S. Treasury Inflation-Protected Security 1.875% 7/15/2035 (g)(h)	186	185
U.S. Treasury Inflation-Protected Security 1.50% 2/15/2053 (h)	54	42
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2054 (h)	17	15
U.S. Treasury Inflation-Protected Security 2.375% 2/15/2055 (g)(h)	213	202
		527
Total U.S. Treasury bonds & notes		1,547
Bonds & notes of governments & government agencies outside the U.S. 3.61%
Latin america government 2.63%
Eagle Funding LuxCo SARL 5.50% 8/17/2030 (a)	370	378
United Mexican States 6.00% 5/13/2030	200	210
United Mexican States 6.00% 5/7/2036	200	203
		791

European government 0.98%
Greece (Hellenic Republic of) 0.75% 6/18/2031	280	295
Total bonds & notes of governments & government agencies outside the U.S.		1,086

Capital Group Completion Fund Series	6

Capital Group Core Bond Completion Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Municipals 0.52%
Illinois 0.47%
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2010-C, 6.319% 11/1/2029	USD25	$25
GO Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033	113	116
		141

New York 0.05%
New York City GO Bonds, Fiscal 2026, Series 2026-E-1, 5.559% 10/1/2045	10	10
New York City GO Bonds, Fiscal 2026, Series 2026-E-1, 5.372% 10/1/2051	5	5
		15
Total municipals		156
Total bonds, notes & other debt instruments (cost: $31,485,000)		31,401
Short-term securities 3.67%	Shares
Money market investments 3.67%
Capital Group Central Cash Fund 3.79% (i)(j)	11,042	1,104
Total short-term securities (cost: $1,104,000)		1,104
Total investment securities 108.14% (cost: $32,589,000)		32,505
TBA sale commitments (8.91)%	Principal amount (000)
Mortgage-backed obligations (8.91)%
Federal agency mortgage-backed obligations (8.91)%
Uniform Mortgage-Backed Security 4.50% 1/1/2056 (c)(d)	USD(905)	(884)
Uniform Mortgage-Backed Security 6.50% 1/1/2056 (c)(d)	(220)	(229)
Uniform Mortgage-Backed Security 2.50% 1/1/2056 (c)(d)	(183)	(155)
Uniform Mortgage-Backed Security 3.00% 1/1/2056 (c)(d)	(90)	(80)
Uniform Mortgage-Backed Security 4.00% 1/1/2056 (c)(d)	(500)	(474)
Uniform Mortgage-Backed Security 5.00% 1/1/2056 (c)(d)	(580)	(578)
Uniform Mortgage-Backed Security 3.50% 2/1/2056 (c)(d)	(302)	(278)
		(2,678)
Total TBA sale commitments (proceeds: $2,673,000)		(2,678)
Other assets less liabilities 0.77%		232
Net assets 100.00%		$30,059
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2025 (000)
30 Day Federal Funds Futures	Long	4	3/2/2026	USD1,607	$—(f)
3 Month SOFR Futures	Long	1	3/18/2026	241	—(f)
3 Month SOFR Futures	Long	1	9/16/2026	242	—(f)
2 Year U.S. Treasury Note Futures	Long	99	4/6/2026	20,670	(3)
5 Year U.S. Treasury Note Futures	Long	90	4/6/2026	9,837	(26)
10 Year Italy Government Bond Futures	Long	2	3/10/2026	282	(1)
10 Year Euro-Bund Futures	Short	6	3/10/2026	(899)	5
10 Year U.S. Treasury Note Futures	Short	14	3/31/2026	(1,574)	6

7	Capital Group Completion Fund Series

Capital Group Core Bond Completion Fund (continued)
Futures contracts (continued)

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2025 (000)
10 Year Ultra U.S. Treasury Note Futures	Short	57	3/31/2026	(6,556)	$19
20 Year U.S. Treasury Bond Futures	Long	22	3/31/2026	2,543	(34)
30 Year Ultra U.S. Treasury Bond Futures	Short	7	3/31/2026	(826)	18
					$(16)
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 12/31/2025 (000)
Currency purchased (000)		Currency sold (000)
USD	100	EUR	86	Goldman Sachs	1/13/2026	$(1)
EUR	4	USD	5	Citibank	1/16/2026	— (f)
BRL	145	USD	26	Citibank	1/23/2026	— (f)
USD	93	EUR	79	Citibank	1/27/2026	— (f)
USD	109	EUR	92	Standard Chartered Bank	1/29/2026	— (f)
						$(1)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 12/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	4.186%	Annual	2/18/2027	USD180	$(2)	$—	$(2)
SOFR	Annual	3.39981%	Annual	3/31/2027	500	— (f)	—	— (f)
SOFR	Annual	3.2465%	Annual	9/15/2027	300	— (f)	—	— (f)
SOFR	Annual	3.249%	Annual	9/15/2027	350	— (f)	—	— (f)
SOFR	Annual	3.34%	Annual	10/3/2027	610	— (f)	—	— (f)
SOFR	Annual	3.2715%	Annual	10/17/2027	250	— (f)	—	— (f)
SOFR	Annual	3.3125%	Annual	10/7/2029	69	— (f)	—	— (f)
SOFR	Annual	3.4445%	Annual	10/7/2029	35	— (f)	—	— (f)
SOFR	Annual	3.455%	Annual	10/7/2029	69	— (f)	—	— (f)
SOFR	Annual	3.4805%	Annual	10/7/2029	35	— (f)	—	— (f)
SOFR	Annual	3.551%	Annual	10/7/2029	69	— (f)	—	— (f)
SOFR	Annual	3.543%	Annual	10/7/2029	35	— (f)	—	— (f)
SOFR	Annual	3.965%	Annual	11/14/2029	198	(4)	—	(4)
SOFR	Annual	3.9195%	Annual	11/15/2029	50	(1)	—	(1)
SOFR	Annual	3.763%	Annual	12/12/2029	70	(1)	—	(1)
SOFR	Annual	3.4415%	Annual	2/28/2030	110	— (f)	—	— (f)
SOFR	Annual	3.797%	Annual	3/31/2030	16	— (f)	—	— (f)
SOFR	Annual	3.7815%	Annual	3/31/2030	62	(1)	—	(1)
SOFR	Annual	3.794%	Annual	3/31/2030	31	(1)	—	(1)
SOFR	Annual	3.796%	Annual	3/31/2030	31	(1)	—	(1)
SOFR	Annual	3.6065%	Annual	5/12/2030	60	— (f)	—	— (f)
SOFR	Annual	3.325%	Annual	5/31/2030	165	1	—	1
SOFR	Annual	3.2175%	Annual	9/18/2030	89	1	—	1

Capital Group Completion Fund Series	8

Capital Group Core Bond Completion Fund (continued)
Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 12/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.2145%	Annual	9/18/2030	USD22	$— (f)	$—	$— (f)
SOFR	Annual	3.2155%	Annual	9/18/2030	22	— (f)	—	— (f)
SOFR	Annual	3.2385%	Annual	9/18/2030	46	— (f)	—	— (f)
SOFR	Annual	3.237%	Annual	10/24/2030	150	1	—	1
3.488%	Annual	SOFR	Annual	6/17/2031	122	— (f)	—	— (f)
3.43574%	Annual	SOFR	Annual	6/17/2031	143	— (f)	—	— (f)
SOFR	Annual	3.482%	Annual	10/2/2032	128	1	—	1
SOFR	Annual	3.4815%	Annual	10/2/2032	131	1	—	1
SOFR	Annual	3.48%	Annual	10/2/2032	131	1	—	1
SOFR	Annual	3.34%	Annual	10/24/2032	110	2	—	2
SOFR	Annual	3.475%	Annual	11/3/2032	160	1	—	1
SOFR	Annual	3.50061%	Annual	11/3/2032	160	1	—	1
SOFR	Annual	3.486%	Annual	11/15/2032	105	1	—	1
SOFR	Annual	3.665%	Annual	8/15/2035	88	1	—	1
SOFR	Annual	3.648%	Annual	10/2/2035	120	1	—	1
TONAR	Annual	1.51812%	Annual	10/7/2035	JPY17,079	3	—	3
TONAR	Annual	1.4925%	Annual	10/8/2035	2,881	1	—	1
SOFR	Annual	3.6775%	Annual	10/8/2035	USD120	1	—	1
SOFR	Annual	3.663%	Annual	10/9/2035	80	1	—	1
TONAR	Annual	1.53%	Annual	10/9/2035	JPY2,899	— (f)	—	— (f)
TONAR	Annual	1.5225%	Annual	10/10/2035	2,938	1	—	1
TONAR	Annual	1.51%	Annual	10/14/2035	2,938	1	—	1
TONAR	Annual	1.491%	Annual	10/15/2035	2,938	1	—	1
TONAR	Annual	1.475%	Annual	10/16/2035	1,808	— (f)	—	— (f)
SOFR	Annual	3.504%	Annual	10/24/2035	USD80	2	—	2
SOFR	Annual	3.66593%	Annual	11/3/2035	120	1	—	1
SOFR	Annual	3.79168%	Annual	6/17/2036	159	1	—	1
SOFR	Annual	3.801%	Annual	6/17/2036	137	— (f)	—	— (f)
SOFR	Annual	3.378%	Annual	10/4/2049	204	25	—	25
SOFR	Annual	4.052%	Annual	11/15/2053	38	1	—	1
2.47%	Annual	TONAR	Annual	10/7/2055	JPY7,184	(3)	—	(3)
2.5425%	Annual	TONAR	Annual	10/8/2055	1,222	— (f)	—	— (f)
SOFR	Annual	3.953%	Annual	10/9/2055	USD40	1	—	1
2.57%	Annual	TONAR	Annual	10/9/2055	JPY1,233	— (f)	—	— (f)
2.515%	Annual	TONAR	Annual	10/10/2055	1,240	(1)	—	(1)
2.52%	Annual	TONAR	Annual	10/14/2055	1,244	(1)	—	(1)
2.50%	Annual	TONAR	Annual	10/15/2055	1,240	(1)	—	(1)
2.51625%	Annual	TONAR	Annual	10/16/2055	764	— (f)	—	— (f)
SOFR	Annual	3.8185%	Annual	10/24/2055	USD80	5	—	5
4.097%	Annual	SOFR	Annual	6/17/2056	33	— (f)	—	— (f)
4.13862%	Annual	SOFR	Annual	6/17/2056	37	— (f)	—	— (f)
						$41	$—	$41
Bilateral interest rate swaps
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 12/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
14.5956%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL930	$8	$—	$8
14.24%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	510	3	—	3
14.585%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2029	110	1	—	1
13.18%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	320	— (f)	—	— (f)

9	Capital Group Completion Fund Series

Capital Group Core Bond Completion Fund (continued)
Swap contracts (continued)

Interest rate swaps (continued)
Bilateral interest rate swaps (continued)
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 12/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
13.31%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2029	BRL460	$— (f)	$—	$— (f)
13.05%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	400	(1)	—	(1)
13.04%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	300	(1)	—	(1)
12.99%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	200	(1)	—	(1)
12.99%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2029	240	(1)	—	(1)
12.36%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	227	(2)	—	(2)
12.365%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	222	(2)	—	(2)
12.3075%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	200	(2)	—	(2)
12.32%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	200	(2)	—	(2)
12.303%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2029	439	(3)	—	(3)
12.36%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2029	450	(3)	—	(3)
12.35%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	400	(3)	—	(3)
13.105%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2031	105	— (f)	—	— (f)
13.115%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2031	100	— (f)	—	— (f)
13.135%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2031	500	(1)	—	(1)
13.03%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2031	225	(1)	—	(1)
							$(11)	$—	$(11)
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 12/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2025 (000)
CDX.NA.HY.45	5.00%	Quarterly	12/20/2030	USD1,120	$(86)	$(85)	$(1)
Centrally cleared credit default swaps on credit indices — sell protection
Reference index	Financing rate received	Payment frequency	Expiration date	Notional amount (k) (000)	Value at 12/31/2025 (l) (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2025 (000)
CDX.NA.IG.45	1.00%	Quarterly	12/20/2030	USD2,239	$51	$51	$— (f)
Investments in affiliates (j)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2025 (000)	Dividend or interest income (000)
Short-term securities 3.67%
Money market investments 3.67%
Capital Group Central Cash Fund 3.79% (i)	$706	$9,726	$9,328	$— (f)	$— (f)	$1,104	$27

Capital Group Completion Fund Series	10

Capital Group Core Bond Completion Fund (continued)
(a)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $10,731,000, which represented
35.70% of the net assets of the fund.

(b)	Step bond; coupon rate may change at a later date.
(c)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(d)	Represents securities transacted on a TBA basis.
(e)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(f)	Amount less than one thousand.
(g)	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $412,000, which represented 1.37% of the net assets of the fund.
(h)	Index-linked bond whose principal amount moves with a government price index.
(i)	Rate represents the seven-day yield at 12/31/2025.
(j)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(k)	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
(l)
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

Key to abbreviation(s)
Assn. = Association
BRL = Brazilian reais
BZDIOVER = Overnight Brazilian Interbank Deposit Rate
CLO = Collateralized Loan Obligations
CME = CME Group
EUR = Euros
GO = General Obligation
ICE = Intercontinental Exchange, Inc.

JPY = Japanese yen
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To be announced
TONAR = Tokyo Overnight Average Rate
USD = U.S. dollars
UST = U.S. Treasury

Refer to the notes to financial statements.

11	Capital Group Completion Fund Series

Capital Group Core Plus Completion Fund

Bonds, notes & other debt instruments 108.19%	Principal amount (000)	Value (000)
Corporate bonds and notes 46.05%
Financials 8.72%
Alliant Holdings Intermediate, LLC 6.50% 10/1/2031 (a)	USD40	$41
Alliant Holdings Intermediate, LLC 7.375% 10/1/2032 (a)	35	36
AmWINS Group, Inc. 4.875% 6/30/2029 (a)	45	44
Aon North America, Inc. 5.45% 3/1/2034	74	77
Aretec Group, Inc. 10.00% 8/15/2030 (a)	46	50
Arthur J. Gallagher & Co. 5.15% 2/15/2035	50	51
Barclays Bank PLC 4.972% 5/16/2029 (3-month USD CME Term SOFR + 2.164% on 5/16/2028) (b)	200	203
Blackstone Private Credit Fund 5.95% 7/16/2029	48	49
Block, Inc. 6.00% 8/15/2033 (a)	85	87
Brown & Brown, Inc. 5.55% 6/23/2035	75	77
Chubb INA Holdings, LLC 4.90% 8/15/2035	75	75
Coinbase Global, Inc. 3.625% 10/1/2031 (a)	70	62
Compass Group Diversified Holdings, LLC 5.25% 4/15/2029 (a)	101	94
Corebridge Global Funding 4.45% 10/2/2030 (a)	75	75
Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028) (b)	250	262
Goldman Sachs Private Credit Corp. 5.875% 1/31/2031 (a)	45	45
HUB International, Ltd. 7.25% 6/15/2030 (a)	20	21
HUB International, Ltd. 7.375% 1/31/2032 (a)	20	21
ION Platform Finance US, Inc. 7.875% 9/30/2032 (a)	375	356
Marsh & McLennan Cos., Inc. 5.00% 3/15/2035	76	77
Navient Corp. 5.50% 3/15/2029	55	55
Navient Corp. 5.625% 8/1/2033	45	41
OneMain Finance Corp. 6.125% 5/15/2030	250	256
Osaic Holdings, Inc. 8.00% 8/1/2033 (a)	20	21
Piraeus Bank SA 4.625% 7/17/2029 (1-year EUR Mid-Swap + 1.723% on 7/17/2028) (b)	155	190
PNC Bank, NA 5.373% 7/21/2036 (USD-SOFR + 1.417% on 7/21/2035) (b)	200	206
RGA Global Funding 4.60% 11/25/2030 (a)	50	50
Starwood Property Trust, Inc. 5.75% 1/15/2031 (a)	30	30
Synchrony Financial 7.25% 2/2/2033	25	27
Truist Financial Corp. 5.711% 1/24/2035 (USD-SOFR + 1.922% on 1/24/2034) (b)	150	158
UBS Group AG 5.428% 2/8/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.52% on 2/8/2029) (a)(b)	200	207
		3,044

Consumer discretionary 7.31%
Advance Auto Parts, Inc. 7.375% 8/1/2033 (a)	85	85
Allied Universal Holdco, LLC 6.875% 6/15/2030 (a)	20	21
AutoNation, Inc. 5.89% 3/15/2035	75	78
Caesars Entertainment, Inc. 4.625% 10/15/2029 (a)	25	24
Caesars Entertainment, Inc. 7.00% 2/15/2030 (a)	25	26
Carnival Corp. 6.125% 2/15/2033 (a)	250	258
Ford Motor Co. 3.25% 2/12/2032	700	617
Ford Motor Credit Co., LLC 6.798% 11/7/2028	300	315
Ford Motor Credit Co., LLC 5.80% 3/8/2029	300	307
Hilton Domestic Operating Co., Inc. 4.00% 5/1/2031 (a)	50	48
Home Depot, Inc. 4.95% 6/25/2034	100	102
Hyundai Capital America 5.00% 1/7/2028 (a)	175	178
Newell Brands, Inc. 6.625% 5/15/2032	50	49
Newell Brands, Inc. 7.375% 4/1/2036	50	47
Nissan Motor Acceptance Co., LLC 5.55% 9/13/2029 (a)	250	249
Royal Caribbean Cruises, Ltd. 5.375% 1/15/2036	100	100
Scientific Games Holdings, LP 6.625% 3/1/2030 (a)	9	8
Wynn Resorts Finance, LLC 7.125% 2/15/2031 (a)	35	38
		2,550

Consumer staples 5.60%
Albertsons Cos., Inc. 5.50% 3/31/2031 (a)	100	101
B&G Foods, Inc. 8.00% 9/15/2028 (a)	50	49
BAT Capital Corp. 5.625% 8/15/2035	300	313

Capital Group Completion Fund Series	12

Capital Group Core Plus Completion Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Consumer staples (continued)
BAT Capital Corp. 5.65% 3/16/2052	USD400	$378
Coty, Inc. 5.60% 1/15/2031 (a)	150	152
Mars, Inc. 5.20% 3/1/2035 (a)	400	411
Philip Morris International, Inc. 4.625% 10/29/2035	500	489
Post Holdings, Inc. 6.375% 3/1/2033 (a)	60	61
		1,954

Communication services 4.66%
Alphabet, Inc. 4.375% 11/15/2032	10	10
Alphabet, Inc. 4.70% 11/15/2035	28	28
CCO Holdings, LLC 5.125% 5/1/2027 (a)	155	155
CCO Holdings, LLC 4.50% 5/1/2032	23	21
CCO Holdings, LLC 4.25% 1/15/2034 (a)	177	151
Charter Communications Operating, LLC 5.25% 4/1/2053	500	396
DISH Network Corp. 11.75% 11/15/2027 (a)	125	130
EchoStar Corp. 10.75% 11/30/2029	125	138
Meta Platforms, Inc. 4.875% 11/15/2035	115	115
Meta Platforms, Inc. 5.50% 11/15/2045	30	29
Meta Platforms, Inc. 5.625% 11/15/2055	64	61
Meta Platforms, Inc. 5.75% 11/15/2065	31	30
Sirius XM Radio, LLC 3.875% 9/1/2031 (a)	100	92
Snap, Inc. 6.875% 3/1/2033 (a)	45	47
Univision Communications, Inc. 9.375% 8/1/2032 (a)	125	134
WarnerMedia Holdings, Inc. 4.054% 3/15/2029	30	29
WarnerMedia Holdings, Inc. 5.05% 3/15/2042	83	59
		1,625

Health care 4.23%
Bausch Health Americas, Inc. 8.50% 1/31/2027 (a)	85	84
Baxter International, Inc. 5.65% 12/15/2035	48	49
Bristol-Myers Squibb Co. 5.20% 2/22/2034	125	130
Bristol-Myers Squibb Co. 5.50% 2/22/2044	325	326
Centene Corp. 2.625% 8/1/2031	75	65
CVS Health Corp. 5.45% 9/15/2035	225	230
DaVita, Inc. 6.75% 7/15/2033 (a)	75	78
Elevance Health, Inc. 5.00% 1/15/2036	75	75
Medline Borrower, LP 3.875% 4/1/2029 (a)	75	73
Molina Healthcare, Inc. 6.50% 2/15/2031 (a)	40	41
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	125	126
Tenet Healthcare Corp. 6.75% 5/15/2031	60	63
Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	115	87
UnitedHealth Group, Inc. 5.95% 6/15/2055	50	51
		1,478

Energy 3.64%
Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029 (a)	40	40
Civitas Resources, Inc. 8.75% 7/1/2031 (a)	75	78
CNX Resources Corp. 7.25% 3/1/2032 (a)	45	47
Comstock Resources, Inc. 5.875% 1/15/2030 (a)	45	44
Crescent Energy Finance, LLC 7.625% 4/1/2032 (a)	65	63
Hilcorp Energy I, LP 8.375% 11/1/2033 (a)	30	31
Noble Finance II, LLC 8.00% 4/15/2030 (a)	45	47
Northern Oil and Gas, Inc. 7.875% 10/15/2033 (a)	40	39
Occidental Petroleum Corp. 5.55% 10/1/2034	40	41
Permian Resources Operating, LLC 7.00% 1/15/2032 (a)	35	37
Petroleos Mexicanos 8.75% 6/2/2029	185	198
Petroleos Mexicanos 6.84% 1/23/2030	150	152
Sunoco, LP 5.625% 3/15/2031 (a)	125	126

13	Capital Group Completion Fund Series

Capital Group Core Plus Completion Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Energy (continued)
Transocean International, Ltd. 8.75% 2/15/2030 (a)	USD38	$39
Transocean, Inc. 8.25% 5/15/2029 (a)	25	25
Venture Global LNG, Inc. 8.375% 6/1/2031 (a)	85	85
Venture Global Plaquemines LNG, LLC 6.125% 12/15/2030 (a)	15	15
Venture Global Plaquemines LNG, LLC 7.50% 5/1/2033 (a)	75	81
Venture Global Plaquemines LNG, LLC 6.50% 6/15/2034 (a)	15	15
Vista Energy Argentina S.A.U. 8.50% 6/10/2033 (a)	20	21
Vista Energy Argentina S.A.U. 7.625% 12/10/2035 (a)	45	45
		1,269

Utilities 3.46%
Edison International 6.25% 3/15/2030	100	105
Florida Power & Light Co. 5.60% 2/15/2066	100	98
Pacific Gas and Electric Co. 5.70% 3/1/2035	500	514
Pacific Gas and Electric Co. 4.95% 7/1/2050	150	127
PacifiCorp 2.90% 6/15/2052	75	44
PG&E Corp. 5.25% 7/1/2030	70	70
PG&E Corp., junior subordinated, 7.375% 3/15/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.883% on 3/15/2030) (b)	75	78
Southern California Edison Co. 3.45% 2/1/2052	225	150
YPF Energia Electrica SA 7.875% 10/16/2032 (a)	20	20
		1,206

Industrials 2.72%
Boeing Co. (The) 3.625% 2/1/2031	320	308
Boeing Co. (The) 6.528% 5/1/2034	75	83
Boeing Co. (The) 6.858% 5/1/2054	25	28
Clean Harbors, Inc. 5.75% 10/15/2033 (a)	30	31
EquipmentShare.com, Inc. 8.625% 5/15/2032 (a)	105	111
EquipmentShare.com, Inc. 8.00% 3/15/2033 (a)	70	74
Herc Holdings, Inc. 7.25% 6/15/2033 (a)	50	53
Icahn Enterprises, LP 5.25% 5/15/2027	85	84
Regal Rexnord Corp. 6.40% 4/15/2033	50	54
Reworld Holding Corp. 4.875% 12/1/2029 (a)	20	19
TransDigm, Inc. 6.625% 3/1/2032 (a)	50	52
TransDigm, Inc. 6.75% 1/31/2034 (a)	50	52
		949

Real estate 2.34%
Boston Properties, LP 5.75% 1/15/2035	100	103
Highwoods Realty, LP 5.35% 1/15/2033	40	40
Howard Hughes Corp. (The) 4.375% 2/1/2031 (a)	100	95
Hudson Pacific Properties, LP 3.25% 1/15/2030	80	67
Iron Mountain, Inc. 5.25% 7/15/2030 (a)	75	74
Kennedy-Wilson, Inc. 5.00% 3/1/2031	90	85
MPT Operating Partnership, LP 5.00% 10/15/2027	70	68
MPT Operating Partnership, LP 8.50% 2/15/2032 (a)	85	91
Piedmont Operating Partnership, LP 5.625% 1/15/2033	13	13
Service Properties Trust 0% 9/30/2027 (a)	55	50
Service Properties Trust 3.95% 1/15/2028	130	123
Service Properties Trust 8.375% 6/15/2029	7	7
		816

Information technology 1.80%
Cloud Software Group, Inc. 9.00% 9/30/2029 (a)	35	37
Cloud Software Group, Inc. 8.25% 6/30/2032 (a)	30	32
CommScope Technologies, LLC 5.00% 3/15/2027 (a)	25	25

Capital Group Completion Fund Series	14

Capital Group Core Plus Completion Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Information technology (continued)
Diebold Nixdorf, Inc. 7.75% 3/31/2030 (a)	USD35	$37
Intel Corp. 5.60% 2/21/2054	75	69
Roper Technologies, Inc. 5.10% 9/15/2035	75	76
Synopsys, Inc. 5.70% 4/1/2055	125	124
UKG, Inc. 6.875% 2/1/2031 (a)	45	46
Unisys Corp. 10.625% 1/15/2031 (a)	85	87
WULF Compute, LLC 7.75% 10/15/2030 (a)	30	31
X.AI Corp. 12.50% 6/30/2030	60	64
		628

Materials 1.57%
Ball Corp. 5.50% 9/15/2033	45	46
Celanese US Holdings, LLC 7.00% 2/15/2031	10	10
Celanese US Holdings, LLC 7.20% 11/15/2033	100	106
Celanese US Holdings, LLC 7.375% 2/15/2034	20	20
Cleveland-Cliffs, Inc. 6.875% 11/1/2029 (a)	50	52
Cleveland-Cliffs, Inc. 7.625% 1/15/2034 (a)	50	52
Dow Chemical Co. (The) 5.65% 3/15/2036	175	175
LYB International Finance III, LLC 5.125% 1/15/2031	2	2
LYB International Finance III, LLC 5.50% 3/1/2034	2	2
LYB International Finance III, LLC 5.875% 1/15/2036	12	12
Magnera Corp. 7.25% 11/15/2031 (a)	45	44
Westlake Corp. 5.55% 11/15/2035	27	27
		548
Total corporate bonds and notes		16,067
Mortgage-backed obligations 25.40%
Federal agency mortgage-backed obligations 16.52%
Uniform Mortgage-Backed Security 2.00% 1/1/2056 (c)(d)	57	46
Uniform Mortgage-Backed Security 2.50% 1/1/2056 (c)(d)	1,090	922
Uniform Mortgage-Backed Security 3.00% 1/1/2056 (c)(d)	175	155
Uniform Mortgage-Backed Security 3.50% 1/1/2056 (c)(d)	7	7
Uniform Mortgage-Backed Security 4.50% 1/1/2056 (c)(d)	250	244
Uniform Mortgage-Backed Security 5.50% 1/1/2056 (c)(d)	3,425	3,473
Uniform Mortgage-Backed Security 6.50% 1/1/2056 (c)(d)	190	197
Uniform Mortgage-Backed Security 2.00% 2/1/2056 (c)(d)	523	423
Uniform Mortgage-Backed Security 3.50% 2/1/2056 (c)(d)	323	297
		5,764

Commercial mortgage-backed securities 6.37%
Bank5, Series 2025-5YR18, Class AS, 5.466% 12/15/2058 (c)(e)	21	22
Benchmark Mortgage Trust, Series 2025-V15, Class C, 6.268% 6/15/2058 (c)	30	31
BMO Mortgage Trust, Series 2024-5C3, Class AS, 6.286% 2/15/2057 (c)(e)	100	104
BMO Mortgage Trust, Series 2024-5C8, Class AS, 5.94% 12/15/2057 (c)(e)	100	104
BMO Mortgage Trust, Series 2025-5C9, Class AS, 6.165% 4/15/2058 (c)(e)	200	210
BMP Trust, Series 2024-MF23, Class A, (1-month USD CME Term SOFR + 1.372%) 5.122% 6/15/2041 (a)(c)(e)	125	125
BOCA Commercial Mortgage Trust, Series 2025-BOCA, Class C, (1-month USD CME Term SOFR + 2.15%) 6.00% 12/15/2042 (a)(c)(e)	100	100
BX Trust, Series 2024-FNX, Class A, (1-month USD CME Term SOFR + 1.442%) 5.192% 11/15/2041 (a)(c)(e)	184	184
BX Trust, Series 2025-ARIA, Class A, 5.031% 12/13/2042 (a)(c)(e)	250	253
BX Trust, Series 2025-VOLT, Class A, (1-month USD CME Term SOFR + 1.70%) 5.70% 12/15/2044 (a)(c)(e)	362	363
BX Trust, Series 2025-VOLT, Class C, (1-month USD CME Term SOFR + 2.10%) 6.10% 12/15/2044 (a)(c)(e)	50	50
BX Trust, Series 2025-VOLT, Class C, (1-month USD CME Term SOFR + 2.35%) 6.35% 12/15/2044 (a)(c)(e)	200	201
BX Trust, Series 2025-VOLT, Class D, (1-month USD CME Term SOFR + 2.75%) 6.75% 12/15/2044 (a)(c)(e)	50	50

15	Capital Group Completion Fund Series

Capital Group Core Plus Completion Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
ELM Trust 2024, Series 2024-ELM, Class A15, 5.994% 6/10/2039 (a)(c)(e)	USD100	$101
Extended Stay America Trust, Series 2025-ESH, Class B, (1-month USD CME Term SOFR + 1.60%) 5.35% 10/15/2042 (a)(c)(e)	225	226
Hawaii Hotel Trust, Series 2025-MAUI, Class A, (1-month USD CME Term SOFR + 1.393%) 5.143% 3/15/2042 (a)(c)(e)	100	100
		2,224

Collateralized mortgage-backed obligations (privately originated) 2.51%
Onslow Bay Financial Mortgage Loan Trust, Series 2025-NQM8, Class A1, 5.472% 3/25/2065 (6.472% on 5/1/2029) (a)(b)(c)	87	88
Onslow Bay Financial, LLC, Series 2025-NQM1, Class A1, 5.547% 12/25/2064 (6.547% on 12/1/2028) (a)(b)(c)	168	170
Progress Residential Trust, Series 2025-SFR6, Class E, 2.378% 12/17/2042 (4.00% on 1/17/2026) (a)(b)(c)	300	280
Tricon Residential Trust, Series 2024-SFR2, Class A, 4.75% 6/17/2040 (a)(c)	182	183
Verus Securitization Trust, Series 2024-1, Class B1, 7.909% 1/25/2069 (a)(c)(e)	150	153
		874
Total mortgage-backed obligations		8,862
U.S. Treasury bonds & notes 16.83%
U.S. Treasury 16.83%
U.S. Treasury 3.50% 12/15/2028	567	566
U.S. Treasury 3.625% 12/31/2030	3	3
U.S. Treasury 3.875% 12/31/2032	472	470
U.S. Treasury 4.625% 11/15/2045 (f)	3,122	3,056
U.S. Treasury 4.75% 8/15/2055	1,806	1,779
		5,874
Asset-backed obligations 13.59%
Auto loan 8.28%
AmeriCredit Automobile Receivables Trust, Series 2025-1, Class A2A, 4.22% 3/19/2029 (a)(c)	234	235
Credit Acceptance Auto Loan Trust, Series 2025-2A, Class A, 4.50% 11/15/2035 (a)(c)	91	91
Credit Acceptance Auto Loan Trust, Series 2025-2A, Class C, 5.38% 3/17/2036 (a)(c)	50	51
Exeter Automobile Receivables Trust, Series 2023-3A, Class D, 6.68% 4/16/2029 (c)	100	102
Exeter Automobile Receivables Trust, Series 2024-1, Class C, 5.41% 5/15/2030 (c)	150	152
Exeter Automobile Receivables Trust, Series 2025-5A, Class B, 4.28% 7/15/2030 (c)	24	24
Exeter Automobile Receivables Trust, Series 2025-3A, Class D, 5.57% 10/15/2031 (c)	200	204
Exeter Automobile Receivables Trust, Series 2025-5A, Class D, 5.16% 3/15/2032 (c)	61	61
Exeter Select Automobile Receivables Trust, Series 2025-3, Class A2, 4.24% 5/15/2029 (c)	175	175
First Investors Auto Owner Trust, Series 2025-1A, Class A3, 4.25% 7/15/2030 (a)(c)	28	28
GLS Auto Receivables Trust, Series 2025-4A, Class B, 4.53% 4/15/2030 (a)(c)	101	102
GLS Auto Select Receivables Trust, Series 2025-4A, Class A2, 4.17% 2/18/2031 (a)(c)	200	201
Hertz Vehicle Financing, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027 (a)(c)	200	196
Hertz Vehicle Financing, LLC, Series 2025-5A, Class A, 4.62% 5/25/2030 (a)(c)	100	100
Hertz Vehicle Financing, LLC, Series 2025-6A, Class A, 4.89% 5/25/2032 (a)(c)	249	251
Hyundai Floorplan Master Owner Trust, Series 2025-1A, Class A, 4.01% 10/15/2030 (a)(c)	200	200
Santander Drive Auto Receivables Trust, Series 2022-5, Class C, 4.74% 10/16/2028 (c)	42	42
Santander Drive Auto Receivables Trust, Series 2024-1, Class B, 5.23% 12/15/2028 (c)	60	60
Santander Drive Auto Receivables Trust, Series 2025-4, Class A3, 4.17% 4/15/2030 (c)	112	113
Santander Drive Auto Receivables Trust, Series 2025-4, Class D, 4.95% 1/15/2032 (c)	42	42
Securitized Term Auto Receivables Trust, Series 2025-B, Class B, 4.925% 12/29/2032 (a)(c)	34	35
Stellantis Financial Underwritten Enhanced Lease Trust, Series 2025-CA, Class A2, 4.06% 6/20/2028 (a)(c)	101	101
United Auto Credit Securitization Trust, Series 2025-1, Class C, 5.15% 6/10/2030 (a)(c)	150	151
Westlake Automobile Receivables Trust, Series 2025-3A, Class A3, 4.22% 6/15/2029 (a)(c)	100	100
Westlake Automobile Receivables Trust, Series 2024-2, Class C, 5.68% 3/15/2030 (a)(c)	70	71
		2,888

Capital Group Completion Fund Series	16

Capital Group Core Plus Completion Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Other asset-backed securities 5.31%
ACHD Trust, Series 2025-DS1, Class A, 5.978% 1/9/2034 (a)(c)	USD100	$100
Ansley Park Capital, LLC, Series 2025-A, Class A2, 4.43% 4/20/2035 (a)(c)	228	229
Blue Owl Asset Leasing Trust, Series 2024-1A, Class B, 5.41% 3/15/2030 (a)(c)	100	101
Commercial Equipment Finance, Series 2024-1, Class A, 5.97% 7/16/2029 (a)(c)	110	112
Dext ABS, LLC, Series 2025-2, Class A2, 4.10% 4/17/2028 (a)(c)	100	100
HPEFS Equipment Trust, Series 2025-2A, Class A2, 4.07% 11/22/2032 (a)(c)	100	100
OWN Equipment Fund III, Series 2025-2M, Class B, 6.49% 3/27/2034 (a)(c)	100	100
SCF Equipment Trust, LLC, Series 2025-1A, Class A3, 5.11% 11/21/2033 (a)(c)	200	204
SCF Equipment Trust, LLC, Series 2025-2A, Class C, 4.82% 6/20/2036 (a)(c)	100	101
Textainer Marine Containers, Ltd., Series 2020-3, Class A, 2.11% 9/20/2045 (a)(c)	157	150
Trinity Rail Leasing, LP, Series 2020-2A, Class A2, 2.56% 11/19/2050 (a)(c)	111	107
Verizon Master Trust, Series 2025-9, Class A1A, 3.96% 10/21/2030 (4.67% on 10/20/2027) (b)(c)	110	111
Verizon Master Trust, Series 2025-10, Class A, 4.28% 10/20/2033 (4.96% on 10/20/2030) (a)(b)(c)	337	339
		1,854
Total asset-backed obligations		4,742
Bonds & notes of governments & government agencies outside the U.S. 5.19%
Latin america government 3.74%
Argentine Republic 4.125% 7/9/2035 (4.75% on 7/9/2027) (b)	110	82
Brazil (Federative Republic of) 10.00% 1/1/2029	3,847	650
Eagle Funding LuxCo SARL 5.50% 8/17/2030 (a)	385	392
Panama (Republic of) 6.70% 1/26/2036	80	86
United Mexican States 5.55% 1/21/2045	100	93
		1,303

Africa & middle east government 0.79%
Egypt (Arab Republic of) 6.875% 4/30/2040	200	190
Turkey (Republic of) 6.875% 3/17/2036	85	88
		278

European government 0.66%
Hungary (Republic of) 7.625% 3/29/2041	80	94
Poland (Republic of) 5.375% 2/12/2035	50	52
Romania (Republic of) 6.375% 1/30/2034 (a)	80	83
		229
Total bonds & notes of governments & government agencies outside the U.S.		1,810
Loans 1.13%
Communication services 0.50%
Gray Television, Inc., Term Loan D, (3-month USD CME Term SOFR + 3.114%) 6.987% 12/1/2028 (e)(g)	175	175

Information technology 0.37%
CommScope, LLC, Term Loan, (3-month USD CME Term SOFR + 4.75%) 8.466% 12/17/2029 (e)(g)	30	30
Finastra USA, Inc., Term Loan, (1-month USD CME Term SOFR + 4.00%) 7.688% 7/30/2032 (e)(g)	25	24
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.00%) 10.723% 9/15/2033 (e)(g)	25	25
Viasat, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.50%) 8.348% 5/30/2030 (e)(g)	50	50
		129

Health care 0.19%
Endo Finance Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 7.466% 4/23/2031 (e)(g)	30	30
Owens & Minor, Inc., Term Loan B-1, (3-month USD CME Term SOFR + 3.85%) 7.566% 3/29/2029 (e)(g)	35	34
		64

17	Capital Group Completion Fund Series

Capital Group Core Plus Completion Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Loans (continued)

Financials 0.07%
Osaic Holdings, Inc., Term Loan, (3-month USD CME Term SOFR + 3.00%) 6.595% 7/30/2032 (e)(g)	USD25	$25
Total loans		393
Total bonds, notes & other debt instruments (cost: $37,922,000)		37,748
Convertible bonds & notes 0.09%
Information technology 0.09%
Strategy, Inc., 0% 12/1/2029	38	31
Total convertible bonds & notes (cost: $34,000)		31
Common stocks 0.13%	Shares
Utilities 0.13%
Talen Energy Corp. (h)	125	47
Total common stocks (cost: $49,000)		47
Short-term securities 7.25%
Money market investments 7.25%
Capital Group Central Cash Fund 3.79% (i)(j)	25,300	2,530
Total short-term securities (cost: $2,530,000)		2,530
Total investment securities 115.66% (cost: $40,535,000)		40,356
TBA sale commitments (10.92)%	Principal amount (000)
Mortgage-backed obligations (10.92)%
Federal agency mortgage-backed obligations (10.92)%
Uniform Mortgage-Backed Security 4.00% 1/1/2056 (c)(d)	USD(170)	(162)
Uniform Mortgage-Backed Security 5.00% 1/1/2056 (c)(d)	(3,040)	(3,032)
Uniform Mortgage-Backed Security 6.00% 1/1/2056 (c)(d)	(600)	(616)
		(3,810)
Total TBA sale commitments (proceeds: $3,803,000)		(3,810)
Other assets less liabilities (4.74%)		(1,654)
Net assets 100.00%		$34,892
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2025 (000)
2 Year U.S. Treasury Note Futures	Long	196	4/6/2026	USD40,923	$(13)
3 Year Australian Treasury Bond Futures	Long	12	3/17/2026	841	—(k)
5 Year U.S. Treasury Note Futures	Short	113	4/6/2026	(12,352)	57
10 Year U.S. Treasury Note Futures	Short	8	3/31/2026	(900)	9
10 Year Ultra U.S. Treasury Note Futures	Short	21	3/31/2026	(2,415)	8

Capital Group Completion Fund Series	18

Capital Group Core Plus Completion Fund (continued)
Futures contracts (continued)

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2025 (000)
20 Year U.S. Treasury Bond Futures	Long	35	3/31/2026	USD4,046	$(52)
30 Year Ultra U.S. Treasury Bond Futures	Short	21	3/31/2026	(2,478)	49
					$58
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 12/31/2025 (000)
Currency purchased (000)		Currency sold (000)
USD	683	BRL	3,714	Citibank	1/23/2026	$9
USD	193	EUR	164	Citibank	1/27/2026	— (k)
						$9
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 12/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.371%	Annual	10/31/2027	USD3,300	$(3)	$—	$(3)
Credit default swaps
Centrally cleared credit default swaps on credit indices — sell protection
Reference index	Financing rate received	Payment frequency	Expiration date	Notional amount (l) (000)	Value at 12/31/2025 (m) (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2025 (000)
CDX.EM.44	1.00%	Quarterly	12/20/2030	USD2,320	$(25)	$(37)	$12
CDX.NA.HY.45	5.00%	Quarterly	12/20/2030	4,750	363	356	7
CDX.NA.IG.45	1.00%	Quarterly	12/20/2030	10,050	229	226	3
					$567	$545	$22
Investments in affiliates (j)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2025 (000)	Dividend or interest income (000)
Short-term securities 7.25%
Money market investments 7.25%
Capital Group Central Cash Fund 3.79% (i)	$—	$43,625	$41,097	$2	$— (k)	$2,530	$26

19	Capital Group Completion Fund Series

Capital Group Core Plus Completion Fund (continued)
(a)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $12,735,000, which represented
36.50% of the net assets of the fund.

(b)	Step bond; coupon rate may change at a later date.
(c)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(d)	Represents securities transacted on a TBA basis.
(e)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(f)	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $1,133,000, which represented 3.25% of the net assets of the fund.
(g)
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $394,000, which represented 1.13% of the net assets of the fund.

(h)	Non-income producing.
(i)	Rate represents the seven-day yield at 12/31/2025.
(j)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(k)	Amount less than one thousand.
(l)	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
(m)
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

Key to abbreviation(s)
BRL = Brazilian reais
CME = CME Group
EUR = Euros
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
UST = U.S. Treasury

Refer to the notes to financial statements.

Capital Group Completion Fund Series	20

Capital Group Municipal Income Completion Fund

Bonds, notes & other debt instruments 90.12%	Principal amount (000)	Value (000)
Municipals 90.12%
Alabama 5.79%
County of Jefferson, Sewer Rev. Warrants, Series 2024, 5.00% 10/1/2034	USD500	$560
Energy Southeast, Energy Supply Rev. Bonds (A Cooperative Dist.), Series 2025-A, 5.00% 11/1/2035	500	530
Southeast Energy Auth., Cooperative Dist., Gas Supply Rev. Bonds, Series 2025-F, 5.25% 11/1/2055 (put 11/1/2035)	600	660
		1,750

Arizona 0.65%
County of Maricopa, Industrial Dev. Auth., Rev. Bonds (Verrado Marketplace Project), Series 2025, 4.375% 5/1/2033 (a)	200	197

Arkansas 0.55%
Dev. Fin. Auth., Resource Recovery Rev. Bonds (Weyerhaeuser Co. Project), Series 2025, AMT, 3.875% 10/15/2065 (put 10/15/2032)	165	165

California 8.11%
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Ref. Bonds, Series 2023-A, AMT, 5.00% 5/1/2027	1,205	1,237
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2025-C, 5.00% 12/1/2055 (put 10/1/2033)	500	531
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2025-E, 5.00% 10/1/2056 (put 5/1/2035)	500	546
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2023-1 (Public Facs.), Special Tax Bonds, Series 2025, 4.50% 9/1/2040	135	136
		2,450

Colorado 3.57%
City of Lone Tree, Rampart Range Metropolitan Dist. No. 5, Limited Tax Supported and Special Rev. Bonds, Series 2021, 4.00% 12/1/2036	500	477
Town of Erie, Westerly Metropolitan Dist. No. 4, Limited Tax GO Bonds, Series 2021-A, 4.125% 12/1/2031	615	600
		1,077

District of Columbia 1.70%
Rev. Bonds (DC International School Issue), Series 2019, 5.00% 7/1/2039	500	513

Florida 8.37%
Babcock Ranch Community Independent Special Dist., Special Assessment Rev. Bonds, Series 2022, 4.25% 5/1/2032	530	537
Botaniko Community Dev. Dist., Special Assessment Bonds, Series 2020, 3.625% 5/1/2040	500	440
City of North Port, West Villages Improvement Dist., Special Assessment Rev. Bonds (Unit of Dev. No. 7), Series 2021, 3.125% 5/1/2031	355	336
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Mater Academy Projects), Series 2020-A, 5.00% 6/15/2040	420	422
Dev. Fin. Corp., Solid Waste Disposal Rev. Bonds (Waste Pro USA, Inc. Project), Series 2025, AMT, 4.45% 7/1/2037 (put 7/1/2030) (a)	250	252
Greater Orlando Aviation Auth., Special Purpose Airport Facs. Rev. Bonds (United Airlines, Inc. Project), Series 2025, AMT, 5.50% 11/1/2037	500	540
		2,527

Georgia 3.76%
City of Atlanta, Airport General Rev. Bonds, Series 2022-B, AMT, 5.00% 7/1/2027	305	314
City of Atlanta, Airport General Rev. Ref. Bonds, Series 2021-C, AMT, 4.00% 7/1/2039	615	617
County of Bartow, Dev. Auth., Pollution Control Rev. Bonds (Georgia Power Co. Plant Bowen Project), Series 2009, 3.95% 12/1/2032	200	203
		1,134

21	Capital Group Completion Fund Series

Capital Group Municipal Income Completion Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Municipals (continued)

Illinois 7.37%
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2025-B, 5.50% 12/1/2036	USD1,000	$1,049
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2025-B, 5.00% 12/1/2040	350	343
City of Chicago, GO Bonds, Series 2024-A, 5.00% 1/1/2043	550	536
Fin. Auth., Rev. Ref. Bonds (Smith Crossing), Series 2022, 4.00% 10/15/2030	300	299
		2,227

Indiana 0.85%
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev. Bonds, Series 2025-1A, AMT, 5.00% 6/1/2031	205	217
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev. Bonds, Series 2025-1A, AMT, 4.00% 6/1/2046	40	39
		256

Iowa 2.02%
Fin. Auth., Single Family Mortgage Bonds, Series 2022-A, 3.00% 1/1/2052	620	611

Mississippi 1.66%
Business Fin. Corp., Solid Waste Disposal, Rev. Bonds (Waste Pro USA, Inc. Project), Series 2025-A, AMT, 4.375% 2/1/2048 (put 8/2/2027) (a)	500	500

New Hampshire 2.60%
National Fin. Auth., Municipal Certs., Series 2025-3, Class A-1, 4.795% 2/20/2041 (b)	749	786

New York 8.94%
New York City GO Bonds, Fiscal 2026, Series 2026-D, 5.00% 10/1/2041	1,000	1,094
Transportation Dev. Corp., Special Facs. Rev. Green Bonds (John. F. Kennedy International Airport New Terminal One Project), Series 2024, AMT, 5.25% 6/30/2039	1,475	1,605
		2,699

North Carolina 2.93%
Housing Fin. Agcy., Home Ownership Rev. Bonds (1998 Trust Agreement), Series 59-A, 6.25% 1/1/2057	775	884

Oklahoma 3.80%
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2025-C, 6.50% 3/1/2057	1,000	1,148

Pennsylvania 2.84%
Berks County Municipal Auth. Rev. Bonds (Tower Health Project), Series 2024-A-3, 5.00% 6/30/2039	15	14
Econ. Dev. Fncg. Auth., Rev. Bonds (Presbyterian Senior Living Project), Series 2021, 4.00% 7/1/2030	230	233
Maxatawny Township, Municipal Auth. Rev. Bonds (Diakon Lutheran Social Ministries Project), Series 2022-A, 5.00% 1/1/2040	250	256
Township of West Cornwall, Municipal Auth., Healthcare Facs. Rev. Bonds (Lebanon Valley Brethren Home Project), Series 2021-A, 4.00% 11/15/2036	365	356
		859

Capital Group Completion Fund Series	22

Capital Group Municipal Income Completion Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Municipals (continued)
Puerto Rico 4.46%
Electric Power Auth., Power Rev. Bonds, Series 2010-XX, 4.75% 7/1/2026	USD100	$67
Electric Power Auth., Power Rev. Bonds, Series 2010-AAA, 5.25% 7/1/2027	200	134
GO Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2041	500	463
GO Taxable Bonds, Series 2022, 0% 11/1/2043 (b)	193	124
GO Taxable Bonds, CAB, Series 2022, 0% 11/1/2051	856	560
		1,348

South Carolina 2.60%
Jobs-Econ. Dev. Auth., Health Care Facs. Rev. and Rev. Ref. Bonds (Rolling Green Village Project), Series 2025-B, 4.00% 12/1/2030	260	261
Jobs-Econ. Dev. Auth., Health Care Facs. Rev. and Rev. Ref. Bonds (Rolling Green Village Project), Series 2025-A, 5.00% 12/1/2035	500	523
		784

Texas 8.00%
Allen Independent School Dist. Unlimited Tax Rev. Ref. Bonds, Series 2025-A, 5.00% 2/15/2027	150	154
City of Houston, Airport System Rev. and Rev. Ref. Bonds, Series 2018-B, 5.00% 7/1/2027	325	334
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2020-A, AMT, 5.00% 7/1/2027	100	102
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2025-B, AMT, 5.50% 7/15/2036	500	542
Driftwood Conservation Dist., Unlimited Tax Utility Bonds, Series 2025, AGI, 4.00% 4/1/2037	410	411
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Brazos Presbyterian Homes, Inc. Project), Series 2025, 5.00% 1/1/2029	640	665
Round Rock Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2025-C, 5.00% 8/1/2027	200	208
		2,416

Virgin Islands 1.67%
Matching Fund Special Purpose Securitization Corp., Matching Fund Securitization Bonds, Series 2022-A, 5.00% 10/1/2032	475	503

Virginia 1.02%
Virginia Beach Dev. Auth., Residential Care Fac. Rev. Bonds (Westminster-Canterbury on Chesapeake Bay), Series 2023-B-3, 5.375% 9/1/2029	305	308

Wisconsin 6.86%
Health and Educational Facs. Auth., Rev. Bonds (Capital Lakes, Inc.), Series 2025-B, 4.25% 11/15/2029	500	501
Public Fin. Auth., Charter School Rev. Bonds (Rocketship Tennessee Obligated Group - Issue No. 1), Series 2025-A, 5.00% 6/1/2035 (a)	560	571
Public Fin. Auth., Rev. Ref. Bonds (Celanese Corp.), Series 2016-C, AMT, 4.30% 11/1/2030	1,000	1,000
		2,072
Total bonds, notes & other debt instruments (cost: $27,184,000)		27,214
Short-term securities 8.84%	Shares
Municipals 8.84%
City of Phoenix, Industrial Dev. Auth., Solid Waste Disposal Rev. Ref. Bonds (Republic Services, Inc. Project), Series 2013, AMT, 3.45% 12/1/2035 (put 5/1/2026) (c)	750	750
County of Montgomery, GO Consolidated Public Improvement Bonds, Series 2017-E, 2.45% 11/1/2037 (b)	300	300
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2013, AMT, 3.40% 8/1/2045 (put 5/1/2026) (c)	500	500
Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2019, AMT, 3.45% 11/1/2044 (put 11/2/2026) (c)	120	120

23	Capital Group Completion Fund Series

Capital Group Municipal Income Completion Fund (continued)
Short-term securities (continued)	Shares	Value (000)
Municipals (continued)
Health and Education Facs. Auth., Rev. Bonds (Dartmouth College Issue), Series 2007-B, 2.45% 6/1/2041 (b)	500	$500
Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Phoenix Children’s Hospital), Series 2019-A, 2.45% 2/1/2048 (b)	100	100
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2019, Series 2019-B-4, 2.50% 8/1/2042 (b)	400	400
		2,670
Total short-term securities (cost: $2,670,000)		2,670
Total investment securities 98.96% (cost: $29,854,000)		29,884

Other assets less liabilities 1.04%	315
Net assets 100.00%	$30,199

(a)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,520,000, which represented
5.03% of the net assets of the fund.

(b)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

(c)	For short-term securities, the mandatory put date is considered to be the maturity date.

Key to abbreviation(s)
Agcy. = Agency
AGI = Assured Guaranty insured
AMT = Alternative Minimum Tax
Auth. = Authority
CAB = Capital Appreciation Bonds
Certs. = Certificates
Dev. = Development
Dist. = District
Econ. = Economic

Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
GO = General Obligation
Ref. = Refunding
Rev. = Revenue
USD = U.S. dollars

Refer to the notes to financial statements.

Capital Group Completion Fund Series	24

Financial statements
Statement of assets and liabilities at December 31, 2025 (dollars in thousands)

	Capital Group Core Bond Completion Fund	Capital Group Core Plus Completion Fund	Capital Group Municipal Income Completion Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$31,401	$37,826	$29,884
Affiliated issuers	1,104	2,530	—
Cash	60	67	129
Cash denominated in currencies other than U.S. dollars	— *	—	—
Unrealized appreciation on open forward currency contracts	— *	9	—
Bilateral swaps, at value	12	—	—
Receivables for:
Sales of investments	2,955	4,698	1
Dividends	306	425	261
Services provided by related parties	—	32	32
Variation margin on futures contracts	18	27	—
Variation margin on centrally cleared swap contracts	11	4	—
Total assets	35,867	45,618	30,307
Liabilities:
Unrealized depreciation on open forward currency contracts	1	—	—
TBA sale commitments, at value	2,678	3,810	—
Bilateral swaps, at value	23	—	—
Payables for:
Purchases of investments	2,955	6,653	—
Repurchases of fund’s shares	1	—	—
Dividends on fund’s shares	121	231	108
Trustees’ deferred compensation	— *	—	—
Variation margin on futures contracts	23	22	—
Variation margin on centrally cleared swap contracts	2	2	—
Other	4	8	—
Total liabilities	5,808	10,726	108
Net assets at December 31, 2025	$30,059	$34,892	$30,199
Net assets consist of:
Capital paid in on shares of beneficial interest	$30,580	$35,067	$30,140
Total distributable earnings (accumulated loss)	(521)	(175)	59
Net assets at December 31, 2025	$30,059	$34,892	$30,199
Investment securities of affiliated issuers, at cost
Unaffiliated issuers	$31,485	$38,005	$29,854
Affiliated issuers	1,104	2,530	—
Cash denominated in currencies other than U.S. dollars, at cost	— *	—	—

Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class M:	Net assets	$30,059	$34,892	$30,199
	Shares outstanding	3,059	3,507	3,014
	Net asset value per share	$9.83	$9.95	$10.02
*
Amount less than one thousand.

Refer to the notes to financial statements.

25	Capital Group Completion Fund Series

Financial statements (continued)
Statement of operations for the year ended December 31, 2025 (dollars in thousands)

	Capital Group Core Bond Completion Fund	Capital Group Core Plus Completion Fund[1]	Capital Group Municipal Income Completion Fund[2]
Investment income:
Income:
Dividends from affiliated issuers	$27	$26	$—
Interest from unaffiliated issuers	1,452	281	197
	1,479	307	197
Fees and expenses[3]:
Transfer agent services	— [4]	— [4]	— [4]
Reports to shareholders	5	—	—
Registration statement and prospectus	37	— [4]	— [4]
Trustees’ compensation	1	—	—
Auditing and legal	81	32	32
Custodian	— [4]	—	—
Other	11	—	—
Total fees and expenses before waivers and/or reimbursements	135	32	32
Less waivers and/or reimbursements of fees and expenses:
Miscellaneous fee reimbursements	135	32	32
Total fees and expenses after waivers and/or reimbursements	—	—	—
Net investment income	1,479	307	197
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments in:
Unaffiliated issuers	(132)	(62)	(7)
Affiliated issuers	— [4]	2	—
Futures contracts	131	(24)	—
Forward currency contracts	(39)	(3)	—
Swap contracts	49	66	—
Currency transactions	— [4]	(3)	—
	9	(24)	(7)
Net unrealized appreciation (depreciation) on:
Investments in:
Unaffiliated issuers	594	(180)	30
Affiliated issuers	— [4]	— [4]	—
TBA sale commitments	(5)	(7)	—
Futures contracts	26	58	—
Forward currency contracts	(7)	9	—
Swap contracts	26	19	—
Currency translations	— [4]	— [4]	—
	634	(101)	30
Net realized gain (loss) and unrealized appreciation (depreciation)	643	(125)	23
Net increase (decrease) in net assets resulting from operations	$2,122	$182	$220
1
For the period October 29, 2025, commencement of operations, through December 31, 2025.
2
For the period November 3, 2025, commencement of operations, through December 31, 2025.
3
Additional information related to fees and expenses is included in the notes to financial statements.
4
Amount less than one thousand.
Refer to the notes to financial statements.

Capital Group Completion Fund Series	26

Financial statements (continued)
Statements of changes in net assets(dollars in thousands)

	Capital Group Core Bond Completion Fund		Capital Group Core Plus Completion Fund	Capital Group Municipal Income Completion Fund
	Year ended December 31,	Period ended December 31,	Period ended December 31,	Period ended December 31,
	2025	2024[1]	2025[2]	2025[3]
Operations:
Net investment income (loss)	$1,479	$440	$307	$197
Net realized gain (loss)	9	(467)	(24)	(7)
Net unrealized appreciation (depreciation)	634	(710)	(101)	30
Net increase (decrease) in net assets resulting from operations	2,122	(737)	182	220
Dividends and distributions paid or accrued to shareholders	(1,465)	(442)	(358)	(161)
Net capital share transactions	513	30,068	35,068	30,140
Total increase (decrease) in net assets	1,170	28,889	34,892	30,199
Net assets:
Beginning of year	28,889	—	—	—
End of year	$30,059	$28,889	$34,892	$30,199
1
For the period September 13, 2024, commencement of operations, through December 31, 2024.
2
For the period October 29, 2025, commencement of operations, through December 31, 2025.
3
For the period November 3, 2025, commencement of operations, through December 31, 2025.
Refer to the notes to financial statements.

27	Capital Group Completion Fund Series

Notes to financial statements
1. Organization

Capital Group Completion Fund Series (the “series”) was organized on April 16, 2024 as a Delaware statutory trust. The series currently consists of three underlying funds, Capital Group Core Bond Completion Fund, Capital Group Core Plus Completion Fund, and Capital Group Municipal Income Completion Fund (each a “fund” or collectively, the “funds”). The series is registered under the Investment Company Act of 1940 as an open-end, nondiversified management investment company.
Each fund’s investment objectives are as follows:
Capital Group Core Bond Completion Fund — Seeks to provide as high a level of current income as is consistent with the preservation of capital.
Capital Group Core Plus Completion Fund — Seeks to provide current income and seek maximum total return, consistent with preservation of capital.
Capital Group Municipal Income Completion Fund — Seeks to provide a high level of current income exempt from regular federal income tax, consistent with the preservation of capital.
Each fund in the series offers one class of shares. Each share represents an interest in the same investment portfolio, and has pro rata rights as to voting, redemption, dividends and liquidation. Shares of each fund are available for purchase only by or on behalf of separately managed account clients where the series’ adviser or an affiliate of the adviser has an agreement with the managed account program sponsor, or directly with the client, to provide management or advisory services to the managed account or the program sponsor for its use in managing such account. Shares of each fund are not generally available to the public.
2. Significant accounting policies

Each fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Operating segments — Each fund represents a single operating segment as the operating results of each fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the fund’s portfolio management team. A senior executive team comprised of the funds’ Principal Executive Officer and Principal Financial Officer, serves as the funds’ chief operating decision maker (“CODM”), who act in accordance with Board of Trustee reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess each fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.
Security transactions and related investment income — Security transactions are recorded by each fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, each fund will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Distributions paid to shareholders — Income dividends are declared daily after and determination of each fund’s net investment income and are paid to shareholders monthly. Capital gain distributions are recorded on the ex-dividend date. Each fund may deem a portion of the income dividends and/or capital gain distributions as a return of capital for tax purposes.
Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.

Capital Group Completion Fund Series	28

The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the funds’ statements of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.
3. Valuation

Capital Research and Management Company (“CRMC”), the series’ investment adviser, values the funds’ investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The series’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the series’ investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series ("Central Funds"), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded are generally valued at the official on the exchange or market on which such instruments are traded, as of the close of business on the day are being valued. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract.

29	Capital Group Completion Fund Series

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the series’ investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the series’ investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of each fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The funds’ board of trustees has designated the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The funds’ board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The funds’ valuation levels as of December 31, 2025, were as follows (dollars in thousands):
Capital Group Core Bond Completion Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds and notes	$—	$17,264	$—	$17,264
Mortgage-backed obligations	—	6,538	—	6,538
Asset-backed obligations	—	4,810	—	4,810
U.S. Treasury bonds & notes	—	1,547	—	1,547
Bonds & notes of governments & government agencies outside the U.S.	—	1,086	—	1,086
Municipals	—	156	—	156
Short-term securities	1,104	—	—	1,104
Total	$1,104	$31,401	$—	$32,505
Liabilities:
TBA sale commitments:
Mortgage-backed obligations	—	(2,678)	—	(2,678)

Capital Group Completion Fund Series	30

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$48	$—	$—	$48
Unrealized appreciation on open forward currency contracts	—	— †	—	— †
Unrealized appreciation on centrally cleared interest rate swaps	—	58	—	58
Unrealized appreciation on bilateral interest rate swaps	—	12	—	12
Liabilities:
Unrealized depreciation on futures contracts	(64)	—	—	(64)
Unrealized depreciation on open forward currency contracts	—	(1)	—	(1)
Unrealized depreciation on bilateral interest rate swaps	—	(23)	—	(23)
Unrealized depreciation on centrally cleared interest rate swaps	—	(17)	—	(17)
Unrealized depreciation on centrally cleared credit default swaps	—	(1)	—	(1)
Total	$(16)	$28	$—	$12
*
Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
†
Amount less than one thousand.
Capital Group Core Plus Completion Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds and notes	$—	$16,067	$—	$16,067
Mortgage-backed obligations	—	8,862	—	8,862
U.S. Treasury bonds & notes	—	5,874	—	5,874
Asset-backed obligations	—	4,742	—	4,742
Bonds & notes of governments & government agencies outside the U.S.	—	1,810	—	1,810
Loans	—	393	—	393
Convertible bonds & notes	—	31	—	31
Common stocks	47	—	—	47
Short-term securities	2,530	—	—	2,530
Total	$2,577	$37,779	$—	$40,356
Liabilities:
TBA sale commitments:
Mortgage-backed obligations	—	(3,810)	—	(3,810)

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$123	$—	$—	$123
Unrealized appreciation on open forward currency contracts	—	9	—	9
Unrealized appreciation on centrally cleared credit default swaps	—	22	—	22
Liabilities:
Unrealized depreciation on futures contracts	(65)	—	—	(65)
Unrealized depreciation on centrally cleared interest rate swaps	—	(3)	—	(3)
Total	$58	$28	$—	$86
*
Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

31	Capital Group Completion Fund Series

Capital Group Municipal Income Completion Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Municipals	$—	$27,214	$—	$27,214
Short-term securities	—	2,670	—	2,670
Total	$—	$29,884	$—	$29,884
4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.
Market conditions — The prices of, and the income generated by, the securities held by a fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.
Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not a fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of a fund’s investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by a fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Capital Group Completion Fund Series	32

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in more developed markets are subject. A fund’s rights with respect to its investments in emerging markets, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, more vulnerable to market manipulation, and more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating a fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.
Investing in municipal securities — Municipal securities are debt obligations that are exempt from federal, state and/or local income taxes. The yield and/or value of the fund’s investments in municipal securities may be adversely affected by events tied to the municipal securities markets, which can be very volatile and significantly impacted by unfavorable legislative or political developments and negative changes in the financial conditions of municipal securities issuers and the economy. To the extent the fund invests in obligations of a municipal issuer, the volatility, credit quality and performance of the fund may be adversely impacted by local political and economic conditions of the issuer. For example, a credit rating downgrade, bond default or bankruptcy involving an issuer within a particular state or territory could affect the market values and marketability of many or all municipal obligations of that state or territory. Income from municipal securities held by the fund could also be declared taxable because of changes in tax laws or interpretations by taxing authorities or as a result of noncompliant conduct of a municipal issuer. Additionally, the relative amount of publicly available information about municipal securities is generally less than that for corporate securities.
Alternative minimum tax — The fund may invest in securities that may subject you to federal alternative minimum tax. Therefore, while the fund’s distributions from tax-exempt securities are not subject to regular federal income tax, a portion or all of the distributions may be included in determining a shareholder’s federal alternative minimum tax.
Tax-exempt securities — While the fund seeks to purchase securities which bear interest that is exempt from federal income taxes there are risks that such interest may be reclassified as taxable by the Internal Revenue Service, or a state tax authority. Actions by the issuer or future legislative, administrative or court actions also could adversely affect the tax-exempt status of interest paid by such securities. Such reclassifications or actions could cause interest from a security to become includable in the gross income of the holder of the security, possibly retroactively, subjecting fund shareholders to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore the value of the fund’s shares, to decline.
Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by a fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.
Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from a fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in a fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

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Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of a fund’s securities could cause the value of a fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which a fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The series’ investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.
Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities, rated Ba1/BB+ or below by Nationally Recognized Statistical Rating Organizations, generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.
Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause a fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for a fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. A fund’s use of derivatives may result in losses to a fund, and investing in derivatives may reduce a fund’s returns and increase a fund’s price volatility. A fund’s counterparty to a derivative transaction (including, if applicable, a fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, a fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).
Currency — The prices of, and the income generated by, many debt securities held by a fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of a fund’s securities denominated in such currencies would generally fall and vice versa.
Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and a fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in a fund having to reinvest the proceeds in lower yielding securities, effectively reducing a fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing a fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.
Investments in future delivery contracts — A fund may enter into transactions involving future delivery contracts, such as TBA contracts and mortgage dollar rolls. These contracts involve the purchase or sale of mortgage-backed securities for settlement at a future date and predetermined price. When a fund enters into a TBA commitment for the sale of mortgage-backed securities (which may be referred to as having a short position in such TBA securities), a fund may or may not hold the types of mortgage-backed securities required to be delivered. A fund may choose to roll these transactions in lieu of settling them.
When a fund rolls the purchase of these types of future delivery transactions, a fund simultaneously sells the mortgage-backed securities for delivery in the current month and repurchases substantially similar securities for delivery at a future date at a predetermined price. When a fund rolls the sale of these transactions rather than settling them, a fund simultaneously purchases the mortgage-backed securities for delivery in the current month and sells substantially similar securities for delivery at a future date at a predetermined price. Such roll transactions can increase the turnover rate of a fund and may increase the risk that market prices may move unfavorably between the original and new contracts, potentially resulting in losses or reduced returns for a fund.

Capital Group Completion Fund Series	34

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.
Investing in inflation-linked bonds may also reduce a fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.
Investing in securities backed by the U.S. government — U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent or delay the payment of interest or principal on these securities, which could adversely affect their value and cause the fund to suffer losses. Such an event could lead to significant disruptions in U.S. and global markets.
Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.
Interest rate risk — The values and liquidity of the securities held by a fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. A fund may invest in variable and floating rate securities. When a fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of a fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, a fund may not be able to maintain a positive yield or total return and, in relatively low interest rate environments, there are heightened risks associated with rising interest rates.
Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by a fund could cause the values of these securities to decline.
Investing in similar municipal bonds — Investing significantly in municipal obligations of multiple issuers in the same state or backed by revenues of similar types of projects or industries may make the fund more susceptible to certain economic, political or regulatory occurrences. As a result, the fund has greater risk of volatility, and greater risk of loss, from these investments.
Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and a fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss.
Nondiversification — As a nondiversified fund, the fund may invest a greater percentage of its assets in fewer issuers than a diversified fund. A fund that invests in a relatively smaller number of issuers is more susceptible to risks associated with a single economic, political, geographic or regulatory occurrence than a diversified fund might be. In addition, poor performance by a single issuer could adversely affect fund performance more than if the fund were invested in a larger number of issuers. The value of the fund’s shares can be expected to fluctuate more than might be the case if the fund were more broadly diversified.
Portfolio turnover — The fund may engage in frequent and active trading of its portfolio securities. Higher portfolio turnover may involve correspondingly greater transaction costs in the form of dealer spreads, brokerage commissions and other transaction costs on the sale of securities and on reinvestment in other securities. The sale of portfolio securities may also result in the realization of net capital gains, which are taxable when distributed to shareholders, unless the shareholder is exempt from taxation or his or her account is tax-favored.

35	Capital Group Completion Fund Series

These costs and tax effects may adversely affect the fund’s returns to shareholders. The fund’s portfolio turnover rate may vary from year to year, as well as within a year.
Management — The investment adviser to the funds’ actively manages each fund’s investments. Consequently, the funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.
5. Certain investment techniques

Index-linked bonds — Some of the funds have invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.
Mortgage dollar rolls and TBA commitments — Some of the funds have entered into mortgage dollar roll transactions of TBA securities in which the fund sells a TBA mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar TBA security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions and may result in an increase to the fund’s portfolio turnover rate. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights table.
TBA securities subject to a forward commitment to sell at period end are included in the fund’s investment portfolio under “TBA sale commitments.” The value of these commitments is reflected in the fund’s statement of assets and liabilities as “TBA sale commitments, at value.” If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, a gain or loss is realized. If securities under the commitment are delivered, a gain or loss is realized from the sale of the securities based on the price established at the date the commitment was entered into.
Futures contracts — Some of the funds have entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.
Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM“), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.
On a daily basis, some of the funds pay or receive variation margin based on the increase or decrease in the value of the futures contracts and record variation margin on futures contracts in the statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held by Capital Group Core Bond Completion Fund and Core Plus Completion Fund was $42,353,000 and $44,467,000, respectively.
Forward currency contracts — Some of the funds have entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.
On a daily basis, the series’ investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.
Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations. The average month-end notional amount of open forward currency contracts while held by Capital Group Core Bond Completion Fund and Capital Group Core Plus Completion Fund was $845,000 and $880,000, respectively.

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Swap contracts — Some of the funds have entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the fund enters into bilaterally negotiated swap transactions, the fund will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.
Upon entering into a centrally cleared swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.
On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the fund’s statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the fund’s statement of operations.
Swap agreements can take different forms. Some of the funds have entered into the following types of swap agreements:
Interest rate swaps — Some of the funds have entered into interest rate swaps, which seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is variable based on a designated short-term interest rate such as the Secured Overnight Financing Rate (SOFR), prime rate or other benchmark, or on an inflation index such as the U.S. Consumer Price Index (which is a measure that examines the weighted average of prices of a basket of consumer goods and services and measures changes in the purchasing power of the U.S. dollar and the rate of inflation). In other types of interest rate swaps, known as basis swaps, the parties agree to swap variable interest rates based on different designated short-term interest rates. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the fund’s current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party. The average month-end notional amount of interest rate swaps while held by Capital Group Core Bond Completion Fund and Core Plus Completion Fund was $4,188,000 and $3,300,000, respectively.
Credit default swap indices — Some of the funds have entered into centrally cleared credit default swap indices, including CDX and iTraxx indices (collectively referred to as “CDSI”), in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party (the protection buyer) is obligated to pay the other party (the protection seller) a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits.

37	Capital Group Completion Fund Series

Some of the funds may enter into a CDSI transaction as either protection buyer or protection seller. If the fund is a protection buyer, it would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the fund, as a protection buyer, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As a protection seller, the fund would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the fund, coupled with the periodic payments previously received by the fund, may be less than the full notional value that the fund, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the fund. Furthermore, as a protection seller, the fund would effectively add leverage to its portfolio because it would have investment exposure to the notional amount of the swap transaction. The average month-end notional amount of credit default swaps while held by Capital Group Core Bond Completion Fund and Core Plus Completion Fund was $2,282,000 and $16,520,000, respectively.
The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of as of, or for the year ended, December 31, 2025 (dollars in thousands):
Capital Group Core Bond Completion Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$48	Unrealized depreciation*	$64
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	— †	Unrealized depreciation on open forward currency contracts	1
Swap (centrally cleared)	Interest	Unrealized appreciation*	58	Unrealized depreciation*	17
Swap (bilateral)	Interest	Bilateral swaps, at value	12	Bilateral swaps, at value	23
Swap (centrally cleared)	Credit	Unrealized appreciation*	—	Unrealized depreciation*	1
			$118		$106

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$131	Net unrealized appreciation (depreciation) on futures contracts	$26
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	(39)	Net unrealized appreciation (depreciation) on forward currency contracts	(7)
Swap	Interest	Net realized gain (loss) on swap contracts	57	Net unrealized appreciation (depreciation) on swap contracts	28
Swap	Credit	Net realized gain (loss) on swap contracts	(8)	Net unrealized appreciation (depreciation) on swap contracts	(2)
			$141		$45
Refer to the end of the table(s) for footnote(s).

Capital Group Completion Fund Series	38

Capital Group Core Plus Completion Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$123	Unrealized depreciation*	$65
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	9	Unrealized depreciation on open forward currency contracts	—
Swap (centrally cleared)	Interest	Unrealized appreciation*	—	Unrealized depreciation*	3
Swap (centrally cleared)	Credit	Unrealized appreciation*	22	Unrealized depreciation*	—
			$154		$68

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$(24)	Net unrealized appreciation (depreciation) on futures contracts	$58
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	(3)	Net unrealized appreciation (depreciation) on forward currency contracts	9
Swap	Interest	Net realized gain (loss) on swap contracts	3	Net unrealized appreciation (depreciation) on swap contracts	(3)
Swap	Credit	Net realized gain (loss) on swap contracts	63	Net unrealized appreciation (depreciation) on swap contracts	22
			$39		$86
*
Includes cumulative appreciation/depreciation on futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps as reported in the applicable tables following each fund’s investment portfolio. Only current day’s variation margin is reported within each fund’s statement of assets and liabilities.
Collateral — Some funds receive or pledge highly liquid assets, such as cash or U.S. government securities, as collateral for futures contracts, forward currency contracts, interest rate swaps, credit default swaps and future delivery contracts. For futures contracts,centrally cleared interest rate swaps and centrally cleared credit default swaps, the fund pledges collateral for initial and variation margin by contract. For forward currency contracts and bilateral interest rate swaps, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by counterparty. For future delivery contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.
Rights of offset — The funds that hold forward currency contracts and bilateral swaps have enforceable master netting agreements with certain counterparties, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting“). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.

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The following tables present each fund’s forward currency contracts and bilateral swaps by counterparty that are subject to master netting agreements but that are not offset in the funds’ statement of assets and liabilities. The net amount column shows the impact of offsetting on the funds’ statement of assets and liabilities as of December 31, 2025, if close-out netting was exercised (dollars in thousands):
Capital Group Core Bond Completion Fund
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement			Net amount
		Available to offset	Non-cash collateral*	Cash collateral*
Assets:
Bank of America	$1	$ (1)	$ —	$ —	$ —
Barclays Bank PLC	3	(3)	—	—	—
Citibank	— †	— †	—	—	—
Goldman Sachs	8	(8)	—	—	—
Standard Charter Bank	— †	—	—	—	— †
Total	$12	$ (12)	$ —	$ —	$— †
Liabilities:
Bank of America	$2	$ (1)	$ —	$ —	$1
Barclays Bank PLC	6	(3)	—	—	3
BNP Paribas	6	—	—	—	6
Citibank	— †	— †	—	—	—
Goldman Sachs	10	(8)	—	—	2
Total	$24	$ (12)	$ —	$ —	$12
Capital Group Core Plus Completion Fund
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement			Net amount
		Available to offset	Non-cash collateral*	Cash collateral*
Assets:
Citibank	$9	$ —	$ —	$ —	$9
Total	$9	$ —	$ —	$ —	$9
*
Collateral is shown on a settlement basis.
†
Amount less than one thousand.
6. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net income and net capital gains each year. Generally, income earned by a municipal bond fund is exempt from federal income taxes; however, a municipal bond fund may earn taxable income from certain investments. The funds are not subject to income taxes to the extent such taxable income and net capital gains are distributed. No federal income tax provision is required to the extent a fund distributes all of its taxable income. To the extent a municipal bond fund recognizes taxable income, the fund may pay tax on such income in lieu of making distributions; amounts paid are included within federal, state and local taxes on the funds’ statements of operations.
As of and during the year ended December 31, 2025, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statements of operations. During the year, none of the funds incurred any significant interest or penalties.
Each fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Capital Group Completion Fund Series	40

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; net capital losses; income on certain investments and amortization of premiums and discounts. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.
Additional tax basis disclosures for each fund as of December 31, 2025, were as follows (dollars in thousands):
	Capital Group Core Bond Completion Fund	Capital Group Core Plus Completion Fund	Capital Group Municipal Income Completion Fund
Undistributed ordinary income	$132	$282	$—
Undistributed tax-exempt income	—	—	137
Capital loss carryforward[1]	(471)	(36)	(7)
Capital loss carryforward utilized	92	—	—
Gross unrealized appreciation on investments	376	180	92
Gross unrealized depreciation on investments	(437)	(370)	(55)
Net unrealized appreciation (depreciation) on investments	(61)	(190)	37
Cost of investments	29,934	36,277	29,847
Reclassification from (to) total distributable earnings/accumulated loss to (from) capital paid in on shares of beneficial interest	—	(1)	—
1
Each fund’s capital loss carryforwards will be used to offset any capital gains realized by each fund in future years. Each fund will not make distributions from capital gains while a capital loss carryforward remains.
Tax-basis distributions paid or accrued to shareholders were as follows (dollars in thousands):
Capital Group Core Bond Completion Fund
	Year ended December 31,	For the period September 13, 2024[2] to December 31,
Share class	2025	2024
Class M	$1,465 [3]	$442 [3]
Capital Group Core Plus Completion Fund
For the period October 29, 2025[2] to December 31,
Share class	2025
Class M	$358 [3]
Capital Group Municipal Income Completion Fund
For the period November 3, 2025[2] to December 31,
Share class	2025
Class M	$161 [4]
2
Commencement of operations.
3
Ordinary income.
4
Tax-exempt income.

41	Capital Group Completion Fund Series

7. Fees and transactions with related parties

CRMC, the series’ investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the distributor of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, CCG and AFS are considered related parties to the series.
Transfer agent services — The series has a shareholder services agreement with AFS under which each fund compensates AFS for providing transfer agent services to each fund. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, each fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.
Miscellaneous fee reimbursements — CRMC reimbursed a portion of miscellaneous fees and expenses for Capital Group Core Bond Completion Fund, Capital Group Core Plus Completion Fund, and Capital Group Municipal Income Completion Fund. These reimbursements may be adjusted or discontinued by CRMC, subject to any restrictions in the series’ prospectus. For the year ended December 31, 2025, total fees and expenses reimbursed by CRMC were $135,000, $32,000 and $32,000 for Capital Group Core Bond Completion Fund, Capital Group Core Plus Completion Fund and Capital Group Municipal Income Completion Fund, respectively. CRMC does not intend to recoup these reimbursements. Fees and expenses in each fund’s statement of operations are presented gross of any reimbursements from CRMC.
Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in shares of the funds or other American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected funds. Trustees’ compensation, shown on the accompanying financial statements, reflects the current fees (either paid in cash or deferred).
Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from any fund in the series.
Investment in CCF — Some of the funds hold shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests inhigh-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the funds’ short-term instruments.CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are notavailable to the public. CRMC does not receive an investment advisory services fee from CCF.
Security transactions with related funds — The funds may purchase from, or sell securities to, other CRMC-managed funds (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.
Interfund lending — Pursuant to an exemptive order issued by the SEC, the funds, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. None of the funds lent or borrowed cash during the year ended December 31, 2025.
8. Indemnifications

The series’ organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the series. In the normal course of business, the series may also enter into contracts that provide general indemnifications. Each fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the series. The risk of material loss from such claims is considered remote. Insurance policies are also available to the series’ board members and officers.

Capital Group Completion Fund Series	42

9. Capital share transactions

Capital share transactions in each fund were as follows (dollars and shares in thousands):
Capital Group Core Bond Completion Fund
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2025
Class M	$513	52	$2	— *	$(2)	— *	$513	52
For the period September 13, 2024† to December 31, 2024
Class M	$30,068	3,007	$— *	— *	$— *	— *	$30,068	3,007
Capital Group Core Plus Completion Fund
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
For the period October 29, 2025† to December 31, 2025
Class M	$35,068	3,507	$—	—	$—	—	$35,068	3,507
Capital Group Municipal Income Completion Fund
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
For the period November 3, 2025† to December 31, 2025
Class M	$30,140	3,014	$—	—	$—	—	$30,140	3,014
*
Amount less than one thousand.
†
Commencement of operations.
10. Investment transactions

Each fund engaged in purchases and sales of investment securities, excluding in-kind transactions, short-term securities and U.S. government obligations, if any, during the year ended December 31, 2025, as follows (dollars in thousands):
	Purchases	Sales
Capital Group Core Bond Completion Fund	$120,832	$120,555
Capital Group Core Plus Completion Fund	49,767	21,260
Capital Group Municipal Income Completion Fund	35,837	7,886
11. Ownership concentration

At December 31, 2025, CRMC held aggregate ownership of 98%, 99%, and 99% of the outstanding shares of Capital Group Core Bond Completion Fund, Capital Group Core Plus Completion Fund, and Capital Group Municipal Income Fund, respectively. The ownership percentages represent the seed money invested in the funds when they began operations. Capital Group Core Bond Completion Fund began operations on September 13, 2024. Capital Group Core Plus Completion Fund began operations on October 29, 2025. Capital Group Municipal Income Fund began operations on November 3, 2025.

43	Capital Group Completion Fund Series

Financial highlights
Capital Group Core Bond Completion Fund

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimbursements[4]	Ratio of expenses to average net assets after waivers/ reimbursements[3,4]	Ratio of net income (loss) to average net assets[3]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class M
12/31/2025	$9.61	$.49	$.22	$.71	$(.49 )	$—	$(.49 )	$9.83	7.61%	$30	.46%	— %[5]	5.04%
12/31/2024[6,7]	10.00	.15	(.39 )	(.24 )	(.15 )	—	(.15 )	9.61	(2.54)[8]	29	.49 [8]	— [8]	5.03 [8]

Portfolio turnover rate for all share classes[9,10]	Year ended December 31, 2025[11]	Period ended December 31, 2024[6,7]
Excluding mortgage dollar roll transactions	53%	23%
Including mortgage dollar roll transactions	453%	27%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact of certain waivers and/or reimbursements from CRMC and/or AFS, if any.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Amount less than .01%.
[6]	Based on operations for a period that is less than a full year.
[7]	For the period September 13, 2024, commencement of operations, through December 31, 2024.
[8]	Not annualized.
[9]	Refer to Note 5 for more information on mortgage dollar rolls.
[10]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
[11]	Rates exclude in-kind transactions, if any.
Refer to the notes to financial statements.

Capital Group Completion Fund Series	44

Financial highlights (continued)
Capital Group Core Plus Completion Fund

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimbursements[4]	Ratio of expenses to average net assets after waivers/ reimbursements[3,4]	Ratio of net income (loss) to average net assets[3]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class M
12/31/2025[5,6]	$10.00	$.09	$(.04 )	$.05	$(.10 )	$—	$(.10 )	$9.95	.52%[7]	$35	.54%[7]	— %[7,8]	5.11%[7]

Portfolio turnover rate for all share classes[9,10]	Period ended December 31, 2025[5,6,11]
Excluding mortgage dollar roll transactions	61%
Including mortgage dollar roll transactions	122%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact of certain waivers and/or reimbursements from CRMC and/or AFS, if any.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	For the period October 29, 2025, commencement of operations, through December 31, 2025.
[7]	Not annualized.
[8]	Amount less than .01%.
[9]	Refer to Note 5 for more information on mortgage dollar rolls.
[10]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
[11]	Rates exclude in-kind transactions, if any.
Refer to the notes to financial statements.

45	Capital Group Completion Fund Series

Financial highlights (continued)
Capital Group Municipal Income Completion Fund

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimbursements	Ratio of expenses to average net assets after waivers/ reimbursements[3]	Ratio of net income (loss) to average net assets[3]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class M
12/31/2025[4,5]	$10.01	$.07	$(.01 )	$.06	$(.05 )	$—	$(.05 )	$10.02	.63%[6]	$30	.62%[6]	— %[6,7]	3.79%[6]

Period ended December 31, 2025[4,5,8]
Portfolio turnover rate for all share classes	28%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact of certain waivers and/or reimbursements from CRMC and/or AFS, if any.
[4]	Based on operations for a period that is less than a full year.
[5]	For the period November 3, 2025, commencement of operations, through December 31, 2025.
[6]	Not annualized.
[7]	Amount less than .01%.
[8]	Rates exclude in-kind transactions, if any.
Refer to the notes to financial statements.

Capital Group Completion Fund Series	46

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Capital Group Completion Fund Series and Shareholders of Capital Group Core Bond Completion Fund, Capital Group Core Plus Completion Fund and Capital Group Municipal Income Completion Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the investment portfolios, of each of the funds listed below (constituting Capital Group Completion Fund Series, hereafter collectively referred to as the “Funds”) as of December 31, 2025, the related statements of operations and of changes in net assets for each of the periods indicated below, including the related notes, and the financial highlights for each of the periods indicated below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed below as of December 31, 2025, the results of each of their operations, the changes in each of their net assets, and each of the financial highlights for each of the periods indicated below, in conformity with accounting principles generally accepted in the United States of America.
Funds
Capital Group Core Bond Completion Fund (1)
Capital Group Core Plus Completion Fund (2)
Capital Group Municipal Income Completion Fund (3)

(1) Statement of operations for the year ended December 31, 2025, and statement of changes in net assets and financial highlights for the year ended
December 31, 2025 and the period September 13, 2024 (commencement of operations) through December 31, 2024
(2) Statement of operations, statement of changes in net assets, and financial highlights for the period October 29, 2025 (commencement of operations)
through December 31, 2025
(3) Statement of operations, statement of changes in net assets, and financial highlights for the period November 3, 2025 (commencement of operations)
through December 31, 2025
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Los Angeles, California
February 13, 2026
We have served as the auditor of one or more investment companies in The Capital Group group of investment companies since 1934.

47	Capital Group Completion Fund Series

Tax informationunaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. Each fund hereby designates the following amounts for the funds’ fiscal year ended December 31, 2025:
	Capital Group Core Bond Comple- tion Fund	Capital Group Core Plus Comple- tion Fund	Capital Group Municipal Income Comple- tion Fund
Section 163(j) interest dividends	100%	$310,000	—
U.S. government income that may be exempt from state taxation	$71,000	$56,000	—
Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2026, to determine the calendar year amounts to be included on their 2025 tax returns. Shareholders should consult their tax advisors.

Capital Group Completion Fund Series	48

Changes in and disagreements with accountants

None
Matters submitted for shareholder vote

Results of special meeting of shareholders
Held November 25, 2025
Shares outstanding (all classes) on August 28, 2025 (record date):
3,007,094
Total shares voting on November 25, 2025:
3,007,094 (100.0% of shares outstanding)
The proposal: To elect board members
Board member	Votes for	Percent of shares voting for	Votes withheld	Percent of shares withheld
Gina F. Adams	3,007,094	100.0%	-	0.0%
Pramod Atluri	3,007,094	100.0%	-	0.0%
Francisco G. Cigarroa	3,007,094	100.0%	-	0.0%
Nariman Farvardin	3,007,094	100.0%	-	0.0%
Jennifer C. Feikin	3,007,094	100.0%	-	0.0%
Leslie Stone Heisz	3,007,094	100.0%	-	0.0%
Merit E. Janow	3,007,094	100.0%	-	0.0%
Martin E. Koehler	3,007,094	100.0%	-	0.0%
Benjamin R. Miller	3,007,094	100.0%	-	0.0%
Josette Sheeran	3,007,094	100.0%	-	0.0%
Margaret Spellings	3,007,094	100.0%	-	0.0%
Alexandra Trower	3,007,094	100.0%	-	0.0%
Paul S. Williams	3,007,094	100.0%	-	0.0%
Courtney K. Wolf	3,007,094	100.0%	-	0.0%

49	Capital Group Completion Fund Series

Remuneration paid to directors, officers and others

Refer to the trustees’ deferred compensation disclosure in the notes to financial statements.
Approval of Investment Advisory and Service Agreement

Not applicable for the current reporting period due to the timing of the board’s approval of this agreement.

Capital Group Completion Fund Series	50

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

None

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form under Matters submitted for shareholder vote.

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form within the trustees' deferred compensation disclosure in the notes to financial statements.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable for the current reporting period due to the timing of the board’s approval of this agreement.

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also coordinates annual self-assessments of the board and evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

None

ITEM 19 - Exhibits

(a)(1) Code of Ethics - See Item 2

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Capital Group Completion Fund Series

By   /s/ Kristine M. Nishiyama

Kristine M. Nishiyama,

Principal Executive Officer

Date: March 09, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Kristine M. Nishiyama

Kristine M. Nishiyama,

Principal Executive Officer

Date: March 09, 2026

By   /s/ Becky L. Park

Becky L. Park, Treasurer and

Principal Financial Officer

Date: March 09, 2026